UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 81.1%
Financial - 16.9%
Goldman Sachs Group, Inc.	10,345	$2,477,110
Travelers Companies, Inc.	10,345	1,266,435
JPMorgan Chase & Co.	10,345	892,670
Visa, Inc. — Class A	10,345	807,117
American Express Co.	10,345	766,358
Total Financial		6,209,690
Industrial – 15.9%
3M Co.	10,345	1,847,306
Boeing Co.	10,345	1,610,510
United Technologies Corp.	10,345	1,134,019
Caterpillar, Inc.[1]	10,345	959,395
General Electric Co.	10,345	326,902
Total Industrial		5,878,132
Consumer, Non-cyclical - 13.8%
UnitedHealth Group, Inc.	10,345	1,655,614
Johnson & Johnson	10,345	1,191,846
Procter & Gamble Co.	10,345	869,808
Merck & Company, Inc.	10,345	609,010
Coca-Cola Co.	10,345	428,904
Pfizer, Inc.	10,345	336,006
Total Consumer, Non-cyclical		5,091,188
Technology - 10.7%
International Business Machines Corp.	10,345	1,717,167
Apple, Inc.	10,345	1,198,158
Microsoft Corp.	10,345	642,838
Intel Corp.	10,345	375,213
Total Technology		3,933,376
Consumer, Cyclical - 10.6%
Home Depot, Inc.	10,345	1,387,059
McDonald's Corp.	10,345	1,259,193
Wal-Mart Stores, Inc.	10,345	715,046
NIKE, Inc. — Class B	10,345	525,836
Total Consumer, Cyclical		3,887,134
Energy - 5.8%
Chevron Corp.	10,345	1,217,606
Exxon Mobil Corp.	10,345	933,740
Total Energy		2,151,346
Communications - 5.3%
Walt Disney Co.	10,345	1,078,156
Verizon Communications, Inc.	10,345	552,216
Cisco Systems, Inc.	10,345	312,626
Total Communications		1,942,998
Basic Materials - 2.1%
EI du Pont de Nemours & Co.	10,345	759,323
Total Common Stocks
(Cost $28,227,989)		29,853,187

	Face Amount
U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bill
0.30% due 01/05/17[2,4]	$500,000	499,990
Total U.S. Treasury Bills
(Cost $499,983)		499,990

REPURCHASE AGREEMENT††,3 - 12.4%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[4]	4,549,394	4,549,394
Total Repurchase Agreement
(Cost $4,549,394)		4,549,394

	Shares
SECURITIES LENDING COLLATERAL†,5 - 0.8%
First American Government Obligations Fund - Class Z, 0.42%[7]	313,277	313,277
Total Securities Lending Collateral
(Cost $313,277)		313,277
Total Investments - 95.7%
(Cost $33,590,643)		$35,215,848
Other Assets & Liabilities, net - 4.3%		1,565,469
Total Net Assets - 100.0%		$36,781,317

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $2,267,800)	23	$128

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 Dow Jones Industrial Average Index Swap 0.88%[6], Terminating 01/03/17 (Notional Value $37,389,781)	1,892	$1,015,235
Barclays Bank plc January 2017 Dow Jones Industrial Average Index Swap 1.07%[6], Terminating 01/31/17 (Notional Value $4,305,296)	218	(39,575)
(Total Notional Value $41,695,077)		$975,660

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at December 31, 2016 — See Note 5.
2	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreement — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
5	Securities lending collateral — See Note 5.
6	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
7	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$29,853,187	$—	$—	$—	$—	$29,853,187
Equity Futures Contracts	—	128	—	—	—	128
Equity Index Swap Agreements	—	—	—	1,015,235	—	1,015,235
Repurchase Agreement	—	—	4,549,394	—	—	4,549,394
Securities Lending Collateral	313,277	—	—	—	—	313,277
U.S. Treasury Bills	—	—	499,990	—	—	499,990
Total	$30,166,464	$128	$5,049,384	$1,015,235	$—	$36,231,211

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$39,575	$—	$39,575

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 58.3%
Federal Farm Credit Bank[1]
0.90% due 08/10/18[2]	$3,000,000	$3,000,717
0.92% due 09/12/18[2]	1,500,000	1,501,929
Total Federal Farm Credit Bank		4,502,646
Freddie Mac[3]
0.63% due 05/16/17[4]	1,000,000	999,310
Total Federal Agency Notes
(Cost $5,497,497)		5,501,956

REPURCHASE AGREEMENT††,5 - 56.6%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[6]	5,335,731	5,335,731
Total Repurchase Agreement
(Cost $5,335,731)		5,335,731
Total Investments - 114.9%
(Cost $10,833,228)		$10,837,687
Other Assets & Liabilities, net - (14.9)%		(1,406,677)
Total Net Assets - 100.0%		$9,431,010

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $5,324,400)	54	$29,734

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas January 2017 Dow Jones Industrial Average Index Swap 0.38%[7], Terminating 01/03/17 (Notional Value $10,955,756)	554	$48,566
Barclays Bank plc January 2017 Dow Jones Industrial Average Index Swap 0.82%[7], Terminating 01/31/17 (Notional Value $2,585,127)	131	24,409
(Total Notional Value $13,540,883)		$72,975

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Variable rate security. Rate indicated is rate effective at December 31, 2016.
3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
5	Repurchase Agreement — See Note 4.
6	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
7	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$29,734	$—	$—	$—	$29,734
Equity Index Swap Agreements	—	—	—	72,975	—	72,975
Federal Agency Notes	—	—	5,501,956	—	—	5,501,956
Repurchase Agreement	—	—	5,335,731	—	—	5,335,731
Total	$—	$29,734	$10,837,687	$72,975	$—	$10,940,396

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 52.1%
Freddie Mac[1]
0.80% due 10/27/17	$5,000,000	$4,994,290
Federal Farm Credit Bank[2]
0.90% due 08/10/18[3]	4,500,000	4,501,076
Total Federal Agency Notes
(Cost $9,497,849)		9,495,366

REPURCHASE AGREEMENT††,4 - 40.6%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[5]	7,397,780	7,397,780
Total Repurchase Agreement
(Cost $7,397,780)		7,397,780
Total Investments - 92.7%
(Cost $16,895,629)		$16,893,146
Other Assets & Liabilities, net - 7.3%		1,323,054
Total Net Assets - 100.0%		$18,216,200

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $194,600)	2	$4,836

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2017 NASDAQ-100 Index Swap 1.02%[6], Terminating 01/27/17 (Notional Value $19,305,575)	3,969	$354,535
BNP Paribas January 2017 NASDAQ-100 Index Swap 0.38%[6], Terminating 01/03/17 (Notional Value $10,096,425)	2,076	120,481
Barclays Bank plc January 2017 NASDAQ-100 Index Swap 0.87%[6], Terminating 01/31/17 (Notional Value $6,925,027)	1,424	114,349
(Total Notional Value $36,327,027)		$589,365
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Variable rate security. Rate indicated is rate effective at December 31, 2016.
4	Repurchase Agreement — See Note 4.
5	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
6	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016. plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$4,836	$—	$—	$—	$4,836
Equity Index Swap Agreement	—	—	—	589,365	—	589,365
Federal Agency Notes	—	—	9,495,366	—	—	9,495,366
Repurchase Agreements	—	—	7,397,780	—	—	7,397,780
Total	$—	$4,836	$16,893,146	$589,365	$—	$17,487,347

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 47.7%
Federal Farm Credit Bank[1]
0.90% due 08/10/18[2]	$3,000,000	$3,000,717
0.92% due 09/12/18[2]	2,000,000	2,002,572
Total Federal Farm Credit Bank		5,003,289
Freddie Mac[3]
0.75% due 04/26/17[4]	1,000,000	995,585
Total Federal Agency Notes
(Cost $5,998,018)		5,998,874

REPURCHASE AGREEMENT††,5 - 57.4%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[6]	7,230,490	7,230,490
Total Repurchase Agreement
(Cost $7,230,490)		7,230,490
Total Investments - 105.1%
(Cost $13,228,508)		$13,229,364
Other Assets & Liabilities, net - (5.1)%		(639,049)
Total Net Assets - 100.0%		$12,590,315

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $271,480)	4	$5,783

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2017 Russell 2000 Index Swap 0.27%[7], Terminating 01/27/17 (Notional Value $19,531,378)	14,392	$257,251
BNP Paribas January 2017 Russell 2000 Index Swap (0.27)%[7], Terminating 01/03/17 (Notional Value $4,202,221)	3,096	46,603
Barclays Bank plc January 2017 Russell 2000 Index Swap 0.07%[7], Terminating 01/31/17 (Notional Value $1,182,312)	871	17,182
(Total Notional Value $24,915,911)		$321,036
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Variable rate security. Rate indicated is rate effective at December 31, 2016.
3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
5	Repurchase Agreement — See Note 4.
6	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
7	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$5,783	$—	$—	$—	$5,783
Equity Index Swap Agreements	—	—	—	321,036	—	321,036
Federal Agency Notes	—	—	5,998,874	—	—	5,998,874
Repurchase Agreement	—	—	7,230,490	—	—	7,230,490
Total	$—	$5,783	$13,229,364	$321,036	$—	$13,556,183

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 82.8%
Freddie Mac[1]
0.63% due 05/15/18[2]	$5,000,000	$4,998,420
0.80% due 10/27/17	5,000,000	4,994,290
0.63% due 11/16/18[2]	3,000,000	2,997,930
0.75% due 10/26/18[2]	2,500,000	2,488,963
Total Freddie Mac		15,479,603
Federal Farm Credit Bank[3]
0.90% due 08/10/18[4]	7,000,000	7,001,673
0.92% due 09/12/18[4]	4,000,000	4,005,144
3.22% due 06/14/17	1,000,000	1,010,831
Total Federal Farm Credit Bank		12,017,648
Total Federal Agency Notes
(Cost $27,501,595)		27,497,251

U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bill
0.46% due 01/12/17[5,6]	1,000,000	999,900
Total U.S. Treasury Bills
(Cost $999,855)		999,900

REPURCHASE AGREEMENT††,7 - 18.9%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[8]	6,259,931	6,259,931
Total Repurchase Agreement
(Cost $6,259,931)		6,259,931
Total Investments - 104.7%
(Cost $34,761,381)		$34,757,082
Other Assets & Liabilities, net - (4.7)%		(1,565,598)
Total Net Assets - 100.0%		$33,191,484

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $111,800)	1	$1,598

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2017 S&P 500 Index Swap 1.12%[9], Terminating 01/27/17 (Notional Value $13,117,619)	5,859	$169,358
BNP Paribas January 2017 S&P 500 Index Swap 0.38%[9], Terminating 01/03/17 (Notional Value $29,525,078)	13,188	81,510
Barclays Bank plc January 2017 S&P 500 Index Swap 0.92%[9], Terminating 01/31/17 (Notional Value $23,605,278)	10,544	14,626
(Total Notional Value $66,247,975)		$265,494
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Variable rate security. Rate indicated is rate effective at December 31, 2016.
5	All or a portion of this security is pledged as futures collateral at December 31, 2016.
6	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
7	Repurchase Agreement — See Note 4.
8	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
9	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,598	$—	$—	$—	$1,598
Equity Index Swap Agreements	—	—	—	265,494	—	265,494
Federal Agency Notes	—	—	27,497,251	—	—	27,497,251
Repurchase Agreement	—	—	6,259,931	—	—	6,259,931
U.S. Treasury Bills	—	—	999,900	—	—	999,900
Total	$—	$1,598	$34,757,082	$265,494	$—	$35,024,174

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 77.5%
Technology - 29.0%
Apple, Inc.	218,790	$25,340,258
Microsoft Corp.	319,031	19,824,586
Intel Corp.	194,446	7,052,556
QUALCOMM, Inc.	60,598	3,950,990
Texas Instruments, Inc.	41,010	2,992,500
Broadcom Ltd.	16,303	2,881,881
NVIDIA Corp.	22,116	2,360,662
Adobe Systems, Inc.*	20,402	2,100,386
Applied Materials, Inc.	44,350	1,431,174
Cognizant Technology Solutions Corp. — Class A*	24,894	1,394,811
NXP Semiconductor N.V.*	13,753	1,347,932
Intuit, Inc.	10,531	1,206,958
Activision Blizzard, Inc.	30,495	1,101,174
Electronic Arts, Inc.*	12,381	975,128
Fiserv, Inc.*	8,906	946,530
Micron Technology, Inc.*	42,735	936,751
Analog Devices, Inc.	12,645	918,280
Paychex, Inc.	14,839	903,398
Western Digital Corp.	11,713	795,899
Lam Research Corp.	6,681	706,382
NetEase, Inc. ADR	3,133	674,660
Autodesk, Inc.*	9,104	673,787
Cerner Corp.*	13,930	659,864
Xilinx, Inc.	10,361	625,494
Check Point Software Technologies Ltd.*	7,036	594,261
Citrix Systems, Inc.*	6,399	571,495
Skyworks Solutions, Inc.	7,624	569,208
Microchip Technology, Inc.	8,863	568,561
CA, Inc.	17,144	544,665
KLA-Tencor Corp.	6,414	504,654
Akamai Technologies, Inc.*	7,111	474,161
Seagate Technology plc	12,085	461,284
Maxim Integrated Products, Inc.	11,623	448,299
Total Technology		86,538,629
Communications - 28.0%
Amazon.com, Inc.*	19,497	14,620,215
Facebook, Inc. — Class A*	96,047	11,050,207
Alphabet, Inc. — Class C*	14,159	10,928,199
Alphabet, Inc. — Class A*	12,149	9,627,475
Comcast Corp. — Class A	97,793	6,752,606
Cisco Systems, Inc.	205,965	6,224,262
Charter Communications, Inc. — Class A*	11,106	3,197,640
Priceline Group, Inc.*	2,025	2,968,771
Netflix, Inc.*	17,608	2,179,870
T-Mobile US, Inc.*	33,810	1,944,413
Baidu, Inc. ADR*	11,244	1,848,626
Yahoo!, Inc.*	39,149	1,513,892
eBay, Inc.*	45,870	1,361,880
Twenty-First Century Fox, Inc. — Class A	43,362	1,215,871
JD.com, Inc. ADR*	37,599	956,519
Twenty-First Century Fox, Inc. — Class B	32,764	892,819
Sirius XM Holdings, Inc.[1]	197,970	880,967
Liberty Global plc*	26,205	778,289
Ctrip.com International Ltd. ADR*	17,213	688,520
Expedia, Inc.	5,631	637,880
Symantec Corp.	25,580	611,106
DISH Network Corp. — Class A*	9,298	538,633
Viacom, Inc. — Class B	14,253	500,280
Vodafone Group plc ADR	17,649	431,165
Liberty Global plc — Class A*	10,539	322,388
Discovery Communications, Inc. — Class C*	9,629	257,865
TripAdvisor, Inc.*	5,453	252,856
Discovery Communications, Inc. — Class A*	6,234	170,874
Liberty Ventures*	3,330	122,777
Liberty Global plc LiLAC — Class C*	4,974	105,300
Liberty Global plc LiLAC — Class A*	2,094	45,984
Total Communications		83,628,149
Consumer, Non-cyclical - 13.0%
Amgen, Inc.	30,524	4,462,915
Kraft Heinz Co.	49,946	4,361,285
Gilead Sciences, Inc.	54,057	3,871,022
Celgene Corp.*	31,807	3,681,660
Mondelez International, Inc. — Class A	63,369	2,809,148
Biogen, Inc.*	8,927	2,531,519
PayPal Holdings, Inc.*	49,510	1,954,160
Automatic Data Processing, Inc.	18,512	1,902,663
Express Scripts Holding Co.*	25,301	1,740,456
Regeneron Pharmaceuticals, Inc.*	4,249	1,559,765
Alexion Pharmaceuticals, Inc.*	9,201	1,125,742
Monster Beverage Corp.*	23,428	1,038,798
Intuitive Surgical, Inc.*	1,590	1,008,330
Mylan N.V.*	21,956	837,621
Incyte Corp.*	7,730	775,087
Illumina, Inc.*	6,027	771,697
Vertex Pharmaceuticals, Inc.*	10,177	749,740
BioMarin Pharmaceutical, Inc.*	7,057	584,602
Shire plc ADR	3,343	569,580
Verisk Analytics, Inc. — Class A*	6,871	557,719
Dentsply Sirona, Inc.	9,473	546,876
Henry Schein, Inc.*	3,303	501,098
Cintas Corp.	4,306	497,601
Hologic, Inc.*	11,415	457,970
Total Consumer, Non-cyclical		38,897,054
Consumer, Cyclical - 6.9%
Walgreens Boots Alliance, Inc.	44,448	3,678,516
Starbucks Corp.	59,717	3,315,488
Costco Wholesale Corp.	17,936	2,871,733
Marriott International, Inc. — Class A	16,022	1,324,699
Tesla Motors, Inc.*,1	6,153	1,314,835
O'Reilly Automotive, Inc.*	3,876	1,079,117
Ross Stores, Inc.	16,272	1,067,443
American Airlines Group, Inc.	21,259	992,583
PACCAR, Inc.	14,383	919,074
Dollar Tree, Inc.*	9,674	746,639

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Cyclical - 6.9% (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	2,559	$652,391
Fastenal Co.	11,859	557,136
Tractor Supply Co.	5,385	408,237
Hasbro, Inc.	5,120	398,285
Norwegian Cruise Line Holdings Ltd.*	9,321	396,422
Mattel, Inc.	14,034	386,637
Liberty Interactive Corporation QVC Group — Class A*	18,326	366,153
Total Consumer, Cyclical		20,475,388
Industrial - 0.6%
CSX Corp.	38,432	1,380,861
SBA Communications Corp. — Class A*	5,091	525,697
Total Industrial		1,906,558
Total Common Stocks
(Cost $207,261,682)		231,445,778

	Face Amount
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bill
0.30% due 01/05/17[2,7]	$10,000,000	9,999,800
0.46% due 01/12/17[2,3]	1,200,000	1,199,880
Total U.S. Treasury Bills
(Cost $11,199,481)		11,199,680

FEDERAL AGENCY NOTES†† - 3.3%
Federal Home Loan Bank[4]
1.00% due 01/12/17[5]	10,000,000	9,997,610
Total Federal Agency Notes
(Cost $9,998,763)		9,997,610

REPURCHASE AGREEMENT††,6 - 7.8%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[7]	23,445,771	23,445,771
Total Repurchase Agreement
(Cost $23,445,771)		23,445,771

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.6%
First American Government Obligations Fund - Class Z, 0.42%[10]	1,715,732	1,715,732
Total Securities Lending Collateral
(Cost $1,715,732)		1,715,732
Total Investments - 93.0%
(Cost $253,621,429)		$277,804,571
Other Assets & Liabilities, net - 7.0%		20,960,344
Total Net Assets - 100.0%		$298,764,915

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $35,125,300)	361	$(218,050)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2017 NASDAQ-100 Index Swap 1.32%[9], Terminating 01/27/17 (Notional Value $9,068,904)	1,865	$(189,416)
BNP Paribas January 2017 NASDAQ-100 Index Swap 0.88%[9], Terminating 01/03/17 (Notional Value $54,847,257)	11,277	(394,713)
Barclays Bank plc January 2017 NASDAQ-100 Index Swap 1.02%[9], Terminating 01/31/17 (Notional Value $266,574,045)	54,810	(5,384,588)
(Total Notional Value $330,490,206)		$(5,968,717)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at December 31, 2016 — See Note 5.
2	Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at December 31, 2016.
4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Repurchase Agreement — See Note 4.
7	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
8	Securities lending collateral — See Note 5.
9	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
10	Rate indicated is the 7 day yield as of December 31, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$231,445,778	$—	$—	$—	$—	$231,445,778
Federal Agency Notes	—	—	9,997,610	—	—	9,997,610
Repurchase Agreement	—	—	23,445,771	—	—	23,445,771
Securities Lending Collateral	1,715,732	—	—	—	—	1,715,732
U.S. Treasury Bills	—	—	11,199,680	—	—	11,199,680
Total	$233,161,510	$—	$44,643,061	$—	$—	$277,804,571

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$218,050	$—	$—	$—	$218,050
Equity Index Swap Agreements	—	—	—	5,968,717	—	5,968,717
Total	$—	$218,050	$—	$5,968,717	$—	$6,186,767

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8%
Financial - 5.5%
Webster Financial Corp.	717	$38,920
Prosperity Bancshares, Inc.	523	37,541
Bank of the Ozarks, Inc.	693	36,445
PrivateBancorp, Inc. — Class A	613	33,218
Umpqua Holdings Corp.	1,725	32,395
Investors Bancorp, Inc.	2,322	32,392
Gramercy Property Trust	3,298	30,276
Radian Group, Inc.	1,681	30,224
New Residential Investment Corp.	1,896	29,806
Wintrust Financial Corp.	402	29,173
Texas Capital Bancshares, Inc.*	361	28,302
Medical Properties Trust, Inc.	2,299	28,278
MB Financial, Inc.	592	27,960
Chemical Financial Corp.	514	27,842
MGIC Investment Corp.*	2,664	27,146
UMB Financial Corp.	351	27,069
Healthcare Realty Trust, Inc.	891	27,015
IBERIABANK Corp.	320	26,800
CNO Financial Group, Inc.	1,399	26,792
FNB Corp.	1,640	26,289
Home BancShares, Inc.	944	26,215
Hancock Holding Co.	604	26,032
Sunstone Hotel Investors, Inc.	1,697	25,878
DuPont Fabros Technology, Inc.	582	25,567
First Industrial Realty Trust, Inc.	907	25,441
Hudson Pacific Properties, Inc.	730	25,389
LaSalle Hotel Properties	833	25,382
Primerica, Inc.	367	25,378
Fulton Financial Corp.	1,343	25,248
Stifel Financial Corp.*	501	25,024
Washington Federal, Inc.	710	24,388
Education Realty Trust, Inc.	574	24,281
United Bankshares, Inc.	513	23,726
RLJ Lodging Trust	951	23,290
Pinnacle Financial Partners, Inc.	336	23,284
Sterling Bancorp	990	23,166
Valley National Bancorp	1,934	22,512
First Financial Bankshares, Inc.	498	22,510
Cousins Properties, Inc.	2,642	22,483
Cathay General Bancorp	580	22,057
Hope Bancorp, Inc.	1,002	21,933
National Health Investors, Inc.	291	21,583
Glacier Bancorp, Inc.	595	21,557
Ellie Mae, Inc.*	256	21,422
Ryman Hospitality Properties, Inc.	339	21,360
BancorpSouth, Inc.	676	20,990
Evercore Partners, Inc. — Class A	305	20,954
First Citizens BancShares, Inc. — Class A	59	20,945
GEO Group, Inc.	580	20,839
Community Bank System, Inc.	336	20,761
CoreSite Realty Corp.	261	20,716
WageWorks, Inc.*	285	20,663
Acadia Realty Trust	624	20,391
Columbia Banking System, Inc.	453	20,240
Mack-Cali Realty Corp.	697	20,227
Great Western Bancorp, Inc.	461	20,095
Physicians Realty Trust	1,054	19,984
Lexington Realty Trust	1,795	19,386
Urban Edge Properties	701	19,285
Selective Insurance Group, Inc.	443	19,070
Essent Group Ltd.*	583	18,871
Old National Bancorp	1,037	18,822
Trustmark Corp.	526	18,752
RLI Corp.	297	18,749
Washington Real Estate Investment Trust	573	18,731
QTS Realty Trust, Inc. — Class A	366	18,172
EastGroup Properties, Inc.	246	18,165
CVB Financial Corp.	790	18,115
DiamondRock Hospitality Co.	1,568	18,079
PS Business Parks, Inc.	153	17,828
Colony Capital, Inc. — Class A	878	17,779
Retail Opportunity Investments Corp.	840	17,749
Enstar Group Ltd.*	89	17,595
Hilltop Holdings, Inc.	586	17,463
International Bancshares Corp.	427	17,421
BGC Partners, Inc. — Class A	1,700	17,391
Pebblebrook Hotel Trust	558	16,601
Capitol Federal Financial, Inc.	995	16,377
Alexander & Baldwin, Inc.	364	16,333
United Community Banks, Inc.	547	16,201
South State Corp.	185	16,169
Blackhawk Network Holdings, Inc.*	428	16,125
First Midwest Bancorp, Inc.	628	15,844
Xenia Hotels & Resorts, Inc.	808	15,691
EverBank Financial Corp.	804	15,638
Financial Engines, Inc.	417	15,324
CBL & Associates Properties, Inc.	1,317	15,145
Kite Realty Group Trust	645	15,145
Washington Prime Group, Inc.	1,451	15,105
American Equity Investment Life Holding Co.	669	15,079
Janus Capital Group, Inc.	1,128	14,968
Genworth Financial, Inc. — Class A*	3,928	14,965
LegacyTexas Financial Group, Inc.	346	14,899
Argo Group International Holdings Ltd.	225	14,828
Colony Starwood Homes	508	14,635
Eagle Bancorp, Inc.*	239	14,566
TowneBank	436	14,497
Independent Bank Corp.	202	14,230
Monogram Residential Trust, Inc.	1,315	14,228
Simmons First National Corp. — Class A	228	14,170
PRA Group, Inc.*	359	14,037
NBT Bancorp, Inc.	331	13,861
LTC Properties, Inc.	294	13,812
Kemper Corp.	310	13,732
First Financial Bancorp	478	13,599

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.5% (continued)
Horace Mann Educators Corp.	316	$13,525
Northwest Bancshares, Inc.	750	13,523
Provident Financial Services, Inc.	477	13,499
ServisFirst Bancshares, Inc.	360	13,478
WesBanco, Inc.	313	13,478
LendingClub Corp.*	2,567	13,477
Renasant Corp.	319	13,468
Astoria Financial Corp.	719	13,409
BofI Holding, Inc.*,1	467	13,333
Yadkin Financial Corp.	389	13,327
Potlatch Corp.	317	13,203
Kennedy-Wilson Holdings, Inc.	644	13,202
American Assets Trust, Inc.	305	13,139
Banner Corp.	234	13,060
New York REIT, Inc.	1,290	13,055
Invesco Mortgage Capital, Inc.	879	12,833
STAG Industrial, Inc.	537	12,818
Select Income REIT	495	12,474
Park National Corp.	104	12,445
Sabra Health Care REIT, Inc.	504	12,308
Waddell & Reed Financial, Inc. — Class A	620	12,096
Westamerica Bancorporation	192	12,083
Union Bankshares Corp.	338	12,080
Chesapeake Lodging Trust	464	11,999
First Merchants Corp.	318	11,973
Rexford Industrial Realty, Inc.	512	11,873
Ameris Bancorp	266	11,598
Kearny Financial Corp.	720	11,195
FCB Financial Holdings, Inc. — Class A*	234	11,162
MBIA, Inc.*	1,027	10,989
Summit Hotel Properties, Inc.	676	10,836
Tompkins Financial Corp.	113	10,683
Boston Private Financial Holdings, Inc.	639	10,575
Franklin Street Properties Corp.	815	10,562
Government Properties Income Trust	547	10,429
Global Net Lease, Inc.	1,331	10,422
S&T Bancorp, Inc.	266	10,385
WSFS Financial Corp.	224	10,382
Navigators Group, Inc.	88	10,362
Ramco-Gershenson Properties Trust	615	10,197
BNC Bancorp	317	10,112
Pennsylvania Real Estate Investment Trust	533	10,106
Beneficial Bancorp, Inc.	548	10,083
Terreno Realty Corp.	353	10,057
WisdomTree Investments, Inc.[1]	897	9,993
Employers Holdings, Inc.	250	9,900
First Commonwealth Financial Corp.	691	9,798
Four Corners Property Trust, Inc.	472	9,685
National General Holdings Corp.	377	9,421
Apollo Commercial Real Estate Finance, Inc.	563	9,357
AMERISAFE, Inc.	148	9,228
CYS Investments, Inc.	1,183	9,145
CenterState Banks, Inc.	362	9,112
Redwood Trust, Inc.	595	9,050
Lakeland Financial Corp.	188	8,904
Brookline Bancorp, Inc.	540	8,856
Berkshire Hills Bancorp, Inc.	240	8,844
PennyMac Mortgage Investment Trust	532	8,709
Hanmi Financial Corp.	245	8,551
FelCor Lodging Trust, Inc.	1,064	8,523
HFF, Inc. — Class A	280	8,470
Seritage Growth Properties[1]	195	8,329
United Fire Group, Inc.	168	8,261
Safety Insurance Group, Inc.	112	8,254
Heartland Financial USA, Inc.	171	8,208
Stewart Information Services Corp.	178	8,202
Piper Jaffray Cos.*	113	8,193
Agree Realty Corp.	177	8,151
Maiden Holdings Ltd.	461	8,044
Cardinal Financial Corp.	245	8,034
Nelnet, Inc. — Class A	158	8,019
Ambac Financial Group, Inc.*	351	7,898
Stock Yards Bancorp, Inc.	166	7,794
Aircastle Ltd.	373	7,777
RE/MAX Holdings, Inc. — Class A	138	7,728
City Holding Co.	114	7,706
Capstead Mortgage Corp.	745	7,592
Monmouth Real Estate Investment Corp.	492	7,498
Capital Bank Financial Corp. — Class A	191	7,497
Pacific Premier Bancorp, Inc.*	212	7,494
St. Joe Co.*	394	7,486
First Busey Corp.	242	7,449
Central Pacific Financial Corp.	236	7,415
Infinity Property & Casualty Corp.	84	7,384
Parkway, Inc.*	330	7,343
State Bank Financial Corp.	273	7,333
Sandy Spring Bancorp, Inc.	183	7,318
Universal Insurance Holdings, Inc.	255	7,242
Southside Bancshares, Inc.	191	7,195
Meridian Bancorp, Inc.	376	7,106
United Financial Bancorp, Inc.	391	7,101
FNFV Group*	513	7,028
Hersha Hospitality Trust	323	6,945
CareTrust REIT, Inc.	449	6,878
Alexander's, Inc.	16	6,830
Customers Bancorp, Inc.*	190	6,806
Investors Real Estate Trust	946	6,745
Walker & Dunlop, Inc.*	215	6,708
iStar, Inc.*	535	6,618
Banc of California, Inc.	381	6,610
Meta Financial Group, Inc.	64	6,586
Northfield Bancorp, Inc.	329	6,570
First Interstate BancSystem, Inc. — Class A	153	6,510

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.5% (continued)
Washington Trust Bancorp, Inc.	116	$6,502
Tier REIT, Inc.	373	6,486
Enterprise Financial Services Corp.	150	6,450
Flushing Financial Corp.	217	6,378
Universal Health Realty Income Trust	97	6,362
Cass Information Systems, Inc.	86	6,327
PHH Corp.*	414	6,276
TrustCo Bank Corp. NY	711	6,221
ARMOUR Residential REIT, Inc.[1]	286	6,204
MainSource Financial Group, Inc.	180	6,192
First BanCorp*	928	6,134
National Storage Affiliates Trust	273	6,025
Chatham Lodging Trust	293	6,021
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	317	6,020
FBL Financial Group, Inc. — Class A	77	6,018
Greenhill & Company, Inc.	217	6,011
Univest Corporation of Pennsylvania	194	5,995
National Bank Holdings Corp. — Class A	187	5,964
Third Point Reinsurance Ltd.*	516	5,960
Heritage Financial Corp.	230	5,923
Lakeland Bancorp, Inc.	303	5,909
Community Trust Bancorp, Inc.	119	5,902
NorthStar Realty Europe Corp.	465	5,845
German American Bancorp, Inc.	111	5,840
New Senior Investment Group, Inc.	596	5,835
HomeStreet, Inc.*	184	5,814
ConnectOne Bancorp, Inc.	221	5,735
New York Mortgage Trust, Inc. REIT	859	5,669
Oritani Financial Corp.	301	5,644
MTGE Investment Corp.	359	5,636
National Western Life Group, Inc. — Class A	18	5,594
BancFirst Corp.	60	5,583
InfraREIT, Inc.	311	5,570
Urstadt Biddle Properties, Inc. — Class A	228	5,497
Bryn Mawr Bank Corp.	130	5,480
Cohen & Steers, Inc.	163	5,477
1st Source Corp.	122	5,449
KCG Holdings, Inc. — Class A*	408	5,406
TriCo Bancshares	158	5,400
Independent Bank Group, Inc.	86	5,366
Encore Capital Group, Inc.*	186	5,329
Virtus Investment Partners, Inc.	45	5,312
Camden National Corp.	119	5,290
Greenlight Capital Re Ltd. — Class A*	229	5,221
Getty Realty Corp.	204	5,200
Easterly Government Properties, Inc.	254	5,085
Seacoast Banking Corporation of Florida*	230	5,074
Investment Technology Group, Inc.	257	5,073
Diamond Hill Investment Group, Inc.	24	5,049
First Potomac Realty Trust	453	4,969
Saul Centers, Inc.	74	4,929
Preferred Bank/Los Angeles CA	94	4,927
Bridge Bancorp, Inc.	130	4,927
Moelis & Co. — Class A	145	4,916
Dime Community Bancshares, Inc.	244	4,904
CoBiz Financial, Inc.	290	4,898
OceanFirst Financial Corp.	160	4,805
First of Long Island Corp.	168	4,782
Ashford Hospitality Trust, Inc.	610	4,734
Mercantile Bank Corp.	124	4,675
International. FCStone, Inc.*	118	4,673
James River Group Holdings Ltd.	111	4,612
Nationstar Mortgage Holdings, Inc.*,1	253	4,569
CU Bancorp*	127	4,547
OM Asset Management plc	313	4,539
Great Southern Bancorp, Inc.	83	4,536
Altisource Residential Corp.	408	4,504
Silver Bay Realty Trust Corp.	259	4,439
OFG Bancorp	338	4,428
Flagstar Bancorp, Inc.*	163	4,391
Park Sterling Corp.	402	4,338
Horizon Bancorp	153	4,284
PJT Partners, Inc. — Class A1	138	4,261
Ocwen Financial Corp.*	785	4,231
Cedar Realty Trust, Inc.	644	4,205
First BanCorp Puerto Rico	154	4,180
First Financial Corp.	78	4,118
Ladder Capital Corp. — Class A	299	4,103
NMI Holdings, Inc. — Class A*	385	4,100
Southwest Bancorp, Inc.	141	4,089
Peoples Bancorp, Inc.	125	4,058
Opus Bank	133	3,997
QCR Holdings, Inc.	92	3,984
Stonegate Bank	95	3,964
Independence Realty Trust, Inc.	433	3,862
Anworth Mortgage Asset Corp.	747	3,862
Farmer Mac — Class C	67	3,837
Fidelity Southern Corp.	162	3,835
Suffolk Bancorp	89	3,811
Armada Hoffler Properties, Inc.	260	3,788
TriState Capital Holdings, Inc.*	171	3,779
Peapack Gladstone Financial Corp.	122	3,767
AG Mortgage Investment Trust, Inc.	219	3,747
Westwood Holdings Group, Inc.	62	3,719
Financial Institutions, Inc.	108	3,694
First Community Bancshares, Inc.	122	3,677
Waterstone Financial, Inc.	198	3,643

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.5% (continued)
Blue Hills Bancorp, Inc.	192	$3,600
Citizens, Inc.*,1	363	3,565
Arrow Financial Corp.	88	3,564
Forestar Group, Inc.*	267	3,550
Pacific Continental Corp.	162	3,540
First Defiance Financial Corp.	69	3,501
Gladstone Commercial Corp.	174	3,497
Independent Bank Corp.	158	3,429
CatchMark Timber Trust, Inc. — Class A	303	3,412
HomeTrust Bancshares, Inc.*	128	3,315
State National Companies, Inc.	237	3,285
Bank of Marin Bancorp	47	3,278
United Community Financial Corp.	363	3,245
CorEnergy Infrastructure Trust, Inc.	93	3,244
Heritage Insurance Holdings, Inc.	207	3,244
Western Asset Mortgage Capital Corp.	320	3,222
State Auto Financial Corp.	120	3,217
Triumph Bancorp, Inc.*	120	3,138
NexPoint Residential Trust, Inc.	140	3,128
Virtu Financial, Inc. — Class A	196	3,126
Allegiance Bancshares, Inc.*	86	3,109
Cowen Group, Inc. — Class A*	199	3,085
Bancorp, Inc.*	392	3,081
West Bancorporation, Inc.	124	3,063
Franklin Financial Network, Inc.*	73	3,055
World Acceptance Corp.*	47	3,021
Marcus & Millichap, Inc.*	113	3,019
Bank Mutual Corp.	319	3,015
Republic Bancorp, Inc. — Class A	75	2,966
Houlihan Lokey, Inc.	95	2,956
First Foundation, Inc.*	103	2,936
Whitestone REIT — Class B	204	2,934
Heritage Commerce Corp.	203	2,929
Clifton Bancorp, Inc.	171	2,893
CNB Financial Corp.	108	2,888
Ares Commercial Real Estate Corp.	209	2,870
UMH Properties, Inc.	189	2,844
Guaranty Bancorp	117	2,831
Nicolet Bankshares, Inc.*	59	2,814
Live Oak Bancshares, Inc.	152	2,812
Farmers National Banc Corp.	194	2,755
People's Utah Bancorp	101	2,712
Enterprise Bancorp, Inc.	71	2,667
HCI Group, Inc.	67	2,645
Preferred Apartment Communities, Inc. — Class A	177	2,639
Peoples Financial Services Corp.	54	2,630
First Bancorp, Inc.	79	2,615
Arlington Asset Investment Corp. — Class A	176	2,608
One Liberty Properties, Inc.	103	2,587
Enova International, Inc.*	206	2,585
Atlantic Capital Bancshares, Inc.*	134	2,546
Acacia Research Corp.*	389	2,529
OneBeacon Insurance Group Ltd. — Class A	156	2,504
Global Indemnity Ltd.*	65	2,484
Old Second Bancorp, Inc.	224	2,475
Ashford Hospitality Prime, Inc.	181	2,471
First Connecticut Bancorp, Inc.	109	2,469
Carolina Financial Corp.	80	2,463
WMIH Corp.*	1,585	2,457
National Commerce Corp.*	66	2,452
Green Bancorp, Inc.*	161	2,447
Merchants Bancshares, Inc.	45	2,439
Sierra Bancorp	91	2,420
RAIT Financial Trust	717	2,409
MidWestOne Financial Group, Inc.	64	2,406
Farmers Capital Bank Corp.	57	2,397
Altisource Portfolio Solutions S.A.*	90	2,393
Dynex Capital, Inc.	350	2,387
Citizens & Northern Corp.	91	2,384
Heritage Oaks Bancorp	187	2,306
National Bankshares, Inc.	53	2,303
Community Healthcare Trust, Inc.	98	2,257
American National Bankshares, Inc.	64	2,227
City Office REIT, Inc.	168	2,213
HarborOne Bancorp, Inc.*	114	2,205
Fidelity & Guaranty Life	93	2,204
Republic First Bancorp, Inc.*	262	2,188
Regional Management Corp.*	83	2,181
Ames National Corp.	66	2,178
Bar Harbor Bankshares	46	2,177
Sun Bancorp, Inc.	83	2,158
Macatawa Bank Corp.	206	2,144
RMR Group, Inc. — Class A	54	2,133
Safeguard Scientifics, Inc.*	157	2,112
First Mid-Illinois Bancshares, Inc.	61	2,074
Orchid Island Capital, Inc.[1]	188	2,036
United Insurance Holdings Corp.	134	2,029
Bluerock Residential Growth REIT, Inc.	147	2,017
Cascade Bancorp*	245	1,989
Hingham Institution for Savings	10	1,968
Resource Capital Corp.	236	1,966
EMC Insurance Group, Inc.	65	1,951
Territorial Bancorp, Inc.	59	1,938
Ladenburg Thalmann Financial Services, Inc.*	789	1,925
GAIN Capital Holdings, Inc.	291	1,915
WashingtonFirst Bankshares, Inc.	65	1,886
Western New England Bancorp, Inc.	196	1,833
Federated National Holding Co.	98	1,832

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Financial - 5.5% (continued)
Penns Woods Bancorp, Inc.	36	$1,818
FRP Holdings, Inc.*	48	1,810
BSB Bancorp, Inc.*	62	1,795
Summit Financial Group, Inc.	65	1,789
Codorus Valley Bancorp, Inc.	63	1,788
Access National Corp.	64	1,777
Kinsale Capital Group, Inc.	52	1,769
Charter Financial Corp.	106	1,767
NewStar Financial, Inc.*	191	1,767
PennyMac Financial Services, Inc. — Class A*	106	1,765
Baldwin & Lyons, Inc. — Class B	70	1,764
Capital City Bank Group, Inc.	86	1,761
BankFinancial Corp.	118	1,749
Investors Title Co.	11	1,740
Trupanion, Inc.*	112	1,738
Home Bancorp, Inc.	45	1,738
On Deck Capital, Inc.*	375	1,736
Veritex Holdings, Inc.*	64	1,709
Northrim BanCorp, Inc.	53	1,675
Consolidated-Tomoka Land Co.	31	1,656
Xenith Bankshares, Inc.*	58	1,622
Southern First Bancshares, Inc.*	45	1,620
Stratus Properties, Inc.*	49	1,605
Southern Missouri Bancorp, Inc.	45	1,592
LCNB Corp.	68	1,581
MBT Financial Corp.	138	1,566
Old Line Bancshares, Inc.	65	1,559
Great Ajax Corp.	115	1,526
eHealth, Inc.*	141	1,502
Atlas Financial Holdings, Inc.*	83	1,498
Shore Bancshares, Inc.	98	1,495
Premier Financial Bancorp, Inc.	73	1,471
First Business Financial Services, Inc.	62	1,471
ACNB Corp.	47	1,469
Oppenheimer Holdings, Inc. — Class A	77	1,432
Bankwell Financial Group, Inc.	44	1,430
Owens Realty Mortgage, Inc.	77	1,426
Bear State Financial, Inc.	140	1,421
Lake Sunapee Bank Group	60	1,415
Southern National Bancorp of Virginia, Inc.	86	1,405
First Financial Northwest, Inc.	71	1,402
Trinity Place Holdings, Inc.*	151	1,400
MutualFirst Financial, Inc.	42	1,390
Century Bancorp, Inc. — Class A	23	1,380
Union Bankshares, Inc.	30	1,364
Marlin Business Services Corp.	65	1,359
Central Valley Community Bancorp	68	1,357
First Northwest Bancorp*	87	1,357
SI Financial Group, Inc.	86	1,324
First Internet Bancorp	41	1,312
Equity Bancshares, Inc. — Class A*	39	1,312
Orrstown Financial Services, Inc.	57	1,277
Hallmark Financial Services, Inc.*	109	1,268
Pzena Investment Management, Inc. — Class A	114	1,267
Middleburg Financial Corp.	36	1,251
C&F Financial Corp.	25	1,246
Real Industry, Inc.*	204	1,244
First Community Financial Partners, Inc.*	106	1,240
Crawford & Co. — Class B	93	1,168
Associated Capital Group, Inc. — Class A	35	1,150
Donegal Group, Inc. — Class A	65	1,136
Calamos Asset Management, Inc. — Class A	132	1,129
Tiptree Financial, Inc. — Class A	178	1,095
Impac Mortgage Holdings, Inc.*	78	1,094
Independence Holding Co.	55	1,075
Global Medical REIT, Inc.	118	1,053
GAMCO Investors, Inc. — Class A	34	1,050
Midland States Bancorp, Inc.	29	1,049
Provident Financial Holdings, Inc.	51	1,031
Farmland Partners, Inc.	91	1,016
ESSA Bancorp, Inc.	64	1,006
County Bancorp, Inc.	37	998
First NBC Bank Holding Co.*	122	891
Pacific Mercantile Bancorp*	120	876
Manning & Napier, Inc. — Class A	116	876
Chemung Financial Corp.	24	872
Blue Capital Reinsurance Holdings Ltd.	46	849
Hennessy Advisors, Inc.	23	730
Silvercrest Asset Management Group, Inc. — Class A	55	723
Walter Investment Management Corp.*	145	689
Provident Bancorp, Inc.*	34	609
FBR & Co.	45	585
Greene County Bancorp, Inc.	23	527
Medley Management, Inc. — Class A	44	436
California First National Bancorp	18	282
Fifth Street Asset Management, Inc.	40	268
Paragon Commercial Corp.*	6	262
Griffin Industrial Realty, Inc.	5	159
Total Financial		4,083,327
Consumer, Non-cyclical - 3.7%
HealthSouth Corp.	691	28,497
TESARO, Inc.*	209	28,105
Deluxe Corp.	382	27,354
PAREXEL International Corp.*	410	26,945
Exelixis, Inc.*	1,775	26,466
NuVasive, Inc.*	387	26,067
Snyder's-Lance, Inc.	628	24,077
Bright Horizons Family Solutions, Inc.*	343	24,017
Team Health Holdings, Inc.*	529	22,985

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 3.7% (continued)
B&G Foods, Inc.	513	$22,470
Cantel Medical Corp.	280	22,050
Prestige Brands Holdings, Inc.*	415	21,621
Healthcare Services Group, Inc.	549	21,503
Masimo Corp.*	318	21,434
Catalent, Inc.*	778	20,974
Lancaster Colony Corp.	146	20,643
Grand Canyon Education, Inc.*	351	20,516
Horizon Pharma plc*	1,259	20,370
Chemed Corp.	126	20,213
Integra LifeSciences Holdings Corp.*	235	20,160
Ultragenyx Pharmaceutical, Inc.*	281	19,757
Cardtronics plc — Class A*	352	19,209
Matthews International Corp. — Class A	249	19,135
Neogen Corp.*	284	18,744
Wright Medical Group N.V.*	805	18,499
Helen of Troy Ltd.*	219	18,494
United Natural Foods, Inc.*	387	18,468
Molina Healthcare, Inc.*	338	18,340
Cimpress N.V.*	196	17,956
Medicines Co.*	526	17,852
Bluebird Bio, Inc.*	289	17,831
ABM Industries, Inc.	435	17,765
On Assignment, Inc.*	397	17,532
Avon Products, Inc.*	3,439	17,333
Owens & Minor, Inc.	487	17,186
ARIAD Pharmaceuticals, Inc.*	1,381	17,180
Incorporated Research Holdings, Inc. — Class A*	323	16,989
ICU Medical, Inc.*	115	16,946
Insulet Corp.*	449	16,918
Darling Ingredients, Inc.*	1,282	16,551
Vector Group Ltd.	724	16,463
Aaron's, Inc.	513	16,411
Haemonetics Corp.*	399	16,040
LifeLock, Inc.*	660	15,787
J&J Snack Foods Corp.	117	15,611
Dean Foods Co.	715	15,573
Ironwood Pharmaceuticals, Inc. — Class A*	1,010	15,442
Sotheby's*,1	385	15,346
Fresh Del Monte Produce, Inc.	252	15,279
DeVry Education Group, Inc.	488	15,226
CEB, Inc.	251	15,210
Ligand Pharmaceuticals, Inc. — Class B*	148	15,038
Sanderson Farms, Inc.	156	14,701
FTI Consulting, Inc.*	324	14,605
Magellan Health, Inc.*	194	14,599
Brink's Co.	351	14,479
AMN Healthcare Services, Inc.*	369	14,188
Monro Muffler Brake, Inc.	245	14,014
Kite Pharma, Inc.*,1	305	13,676
HealthEquity, Inc.*	337	13,655
Nektar Therapeutics*	1,111	13,632
Nevro Corp.*	187	13,587
Globus Medical, Inc. — Class A*	547	13,571
Halyard Health, Inc.*	365	13,498
Cambrex Corp.*	248	13,379
Prothena Corporation plc*,1	271	13,329
Korn/Ferry International	447	13,155
NxStage Medical, Inc.*	497	13,026
WD-40 Co.	110	12,859
Travelport Worldwide Ltd.	902	12,718
Penumbra, Inc.*	199	12,696
Zeltiq Aesthetics, Inc.*	277	12,055
Sage Therapeutics, Inc.*	235	11,999
HMS Holdings Corp.*	658	11,949
Boston Beer Company, Inc. — Class A*	68	11,550
Array BioPharma, Inc.*	1,305	11,470
SpartanNash Co.	287	11,348
Select Medical Holdings Corp.*	833	11,038
Universal Corp.	173	11,029
Exact Sciences Corp.*,1	825	11,022
Clovis Oncology, Inc.*,1	247	10,972
ACCO Brands Corp.*	830	10,832
Sarepta Therapeutics, Inc.*	391	10,724
Cal-Maine Foods, Inc.[1]	241	10,646
Advisory Board Co.*	319	10,607
Five Prime Therapeutics, Inc.*	210	10,523
PRA Health Sciences, Inc.*	189	10,418
Navigant Consulting, Inc.*	371	9,713
SUPERVALU, Inc.*	2,075	9,690
Surgical Care Affiliates, Inc.*	209	9,671
CONMED Corp.	215	9,497
AMAG Pharmaceuticals, Inc.*	272	9,466
Radius Health, Inc.*	246	9,355
Andersons, Inc.	209	9,342
Amedisys, Inc.*	218	9,293
Supernus Pharmaceuticals, Inc.*	366	9,242
Pacira Pharmaceuticals, Inc.*	284	9,173
Abaxis, Inc.	171	9,024
Theravance Biopharma, Inc.*	283	9,022
Merit Medical Systems, Inc.*	336	8,904
Team, Inc.*	226	8,871
Natus Medical, Inc.*	254	8,839
Air Methods Corp.*	277	8,822
EVERTEC, Inc.	496	8,804
Myriad Genetics, Inc.*	527	8,785
FibroGen, Inc.*	409	8,753
Insperity, Inc.	123	8,727
Synergy Pharmaceuticals, Inc.*	1,416	8,623
Portola Pharmaceuticals, Inc.*	384	8,617
Depomed, Inc.*	476	8,578
Huron Consulting Group, Inc.*	169	8,560
Inogen, Inc.*	127	8,531
Cynosure, Inc. — Class A*	185	8,436
Halozyme Therapeutics, Inc.*	851	8,408
TriNet Group, Inc.*	328	8,403
Emergent BioSolutions, Inc.*	254	8,341
Ensign Group, Inc.	373	8,284
Spectranetics Corp.*	334	8,183
Repligen Corp.*	263	8,106
TrueBlue, Inc.*	328	8,085
Analogic Corp.	97	8,046

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 3.7% (continued)
Central Garden & Pet Co. — Class A*	260	$8,034
Seaboard Corp.*	2	7,904
NutriSystem, Inc.	227	7,866
Green Dot Corp. — Class A*	333	7,842
ICF International, Inc.*	140	7,728
Capella Education Co.	88	7,726
Momenta Pharmaceuticals, Inc.*	507	7,630
Alder Biopharmaceuticals, Inc.*	366	7,613
Impax Laboratories, Inc.*	572	7,579
Spark Therapeutics, Inc.*	149	7,435
Calavo Growers, Inc.	121	7,429
Vascular Solutions, Inc.*	131	7,349
McGrath RentCorp	183	7,172
Aerie Pharmaceuticals, Inc.*	188	7,116
MiMedx Group, Inc.*,1	797	7,061
Integer Holdings Corp.*	239	7,039
Performance Food Group Co.*	292	7,008
Viad Corp.	157	6,924
TherapeuticsMD, Inc.*,1	1,171	6,757
Innoviva, Inc.*	631	6,752
Puma Biotechnology, Inc.*	218	6,693
Coca-Cola Bottling Company Consolidated	37	6,618
Strayer Education, Inc.*	82	6,612
Xencor, Inc.*	251	6,606
Apollo Education Group, Inc. — Class A*	667	6,603
US Physical Therapy, Inc.	94	6,599
National Healthcare Corp.	87	6,594
Coherus Biosciences, Inc.*	230	6,475
Insmed, Inc.*	483	6,390
Acorda Therapeutics, Inc.*	336	6,317
Luminex Corp.*	310	6,271
Quad/Graphics, Inc.	226	6,075
Cardiovascular Systems, Inc.*	248	6,004
Dermira, Inc.*	192	5,823
PharMerica Corp.*	230	5,785
Meridian Bioscience, Inc.	325	5,752
Healthways, Inc.*	248	5,642
Amicus Therapeutics, Inc.*	1,111	5,522
Eagle Pharmaceuticals, Inc.*	69	5,474
Acceleron Pharma, Inc.*	214	5,461
Anika Therapeutics, Inc.*	110	5,386
Resources Connection, Inc.	278	5,352
LHC Group, Inc.*	117	5,347
Retrophin, Inc.*	282	5,338
Tootsie Roll Industries, Inc.	134	5,326
CBIZ, Inc.*	385	5,275
Career Education Corp.*	522	5,267
Kelly Services, Inc. — Class A	229	5,249
Ingles Markets, Inc. — Class A	109	5,243
Kindred Healthcare, Inc.	658	5,165
Amphastar Pharmaceuticals, Inc.*	277	5,102
MacroGenics, Inc.*	249	5,090
ZIOPHARM Oncology, Inc.*,1	949	5,077
LendingTree, Inc.*	50	5,068
Paylocity Holding Corp.*	168	5,042
Weis Markets, Inc.	75	5,013
Orthofix International N.V.*,1	136	4,920
MGP Ingredients, Inc.	98	4,898
USANA Health Sciences, Inc.*	80	4,895
Community Health Systems, Inc.*	862	4,819
AtriCure, Inc.*	245	4,795
Lannett Company, Inc.*,1	216	4,763
CryoLife, Inc.*	246	4,711
BioTelemetry, Inc.*	210	4,694
Progenics Pharmaceuticals, Inc.*	543	4,692
National Beverage Corp.[1]	91	4,648
John B Sanfilippo & Son, Inc.	66	4,646
Atrion Corp.	9	4,565
Lexicon Pharmaceuticals, Inc.*,1	330	4,564
Vanda Pharmaceuticals, Inc.*	286	4,562
Rent-A-Center, Inc.	405	4,556
K12, Inc.*	263	4,513
Diplomat Pharmacy, Inc.*	357	4,498
Quidel Corp.*	209	4,477
Glaukos Corp.*	130	4,459
Inter Parfums, Inc.	136	4,454
Kforce, Inc.	191	4,412
Blueprint Medicines Corp.*	156	4,376
Genomic Health, Inc.*	146	4,291
Omega Protein Corp.*	171	4,284
Phibro Animal Health Corp. — Class A	146	4,278
Corcept Therapeutics, Inc.*	583	4,233
SciClone Pharmaceuticals, Inc.*	391	4,223
Aimmune Therapeutics, Inc.*	205	4,192
RPX Corp.*	387	4,180
Enanta Pharmaceuticals, Inc.*	122	4,087
Intra-Cellular Therapies, Inc.*	267	4,029
K2M Group Holdings, Inc.*	201	4,028
Cross Country Healthcare, Inc.*	250	3,903
Merrimack Pharmaceuticals, Inc.*	952	3,884
Providence Service Corp.*	101	3,843
GenMark Diagnostics, Inc.*	313	3,831
Epizyme, Inc.*	314	3,799
Albany Molecular Research, Inc.*	202	3,790
Achillion Pharmaceuticals, Inc.*	914	3,775
SP Plus Corp.*	134	3,772
Triple-S Management Corp. — Class B*	182	3,767
ANI Pharmaceuticals, Inc.*	62	3,758
Accelerate Diagnostics, Inc.*,1	180	3,735
OraSure Technologies, Inc.*	423	3,714
Versartis, Inc.*	244	3,636
BioCryst Pharmaceuticals, Inc.*	573	3,627
Endologix, Inc.*	633	3,621
Keryx Biopharmaceuticals, Inc.*	616	3,610
Landauer, Inc.	75	3,608
Inovio Pharmaceuticals, Inc.*	518	3,595
Universal American Corp.*	357	3,552
NeoGenomics, Inc.*	414	3,548
AngioDynamics, Inc.*	210	3,543

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 3.7% (continued)
Capital Senior Living Corp.*	220	$3,531
Ennis, Inc.	200	3,470
Ardelyx, Inc.*	244	3,465
Barrett Business Services, Inc.	54	3,461
Heidrick & Struggles International, Inc.	143	3,453
Flexion Therapeutics, Inc.*	181	3,443
Heska Corp.*	48	3,437
Cerus Corp.*	790	3,437
Medifast, Inc.	82	3,414
STAAR Surgical Co.*	312	3,385
Forrester Research, Inc.	78	3,350
Loxo Oncology, Inc.*	104	3,340
Revance Therapeutics, Inc.*	160	3,312
Carriage Services, Inc. — Class A	115	3,294
Heron Therapeutics, Inc.*,1	248	3,249
Invacare Corp.	247	3,223
Cytokinetics, Inc.*	264	3,208
Aduro Biotech, Inc.*,1	277	3,158
Omeros Corp.*,1	315	3,125
Novocure Ltd.*	395	3,101
Hackett Group, Inc.	175	3,091
Lion Biotechnologies, Inc.*	440	3,058
Otonomy, Inc.*	188	2,989
American Public Education, Inc.*	120	2,946
Akebia Therapeutics, Inc.*	280	2,915
REGENXBIO, Inc.*	157	2,912
Accuray, Inc.*	622	2,861
PTC Therapeutics, Inc.*	260	2,837
CorVel Corp.*	77	2,818
Immunomedics, Inc.*,1	760	2,789
Almost Family, Inc.*	63	2,778
Tejon Ranch Co.*	109	2,772
PDL BioPharma, Inc.	1,290	2,735
MoneyGram International, Inc.*	231	2,728
Arena Pharmaceuticals, Inc.*	1,912	2,715
ServiceSource International, Inc.*	476	2,704
Curis, Inc.*	871	2,683
Revlon, Inc. — Class A*	92	2,682
Spectrum Pharmaceuticals, Inc.*	605	2,680
Teladoc, Inc.*	162	2,674
LeMaitre Vascular, Inc.	105	2,661
Novavax, Inc.*	2,107	2,655
Celldex Therapeutics, Inc.*	745	2,637
Central Garden & Pet Co.*	79	2,614
Oxford Immunotec Global plc*	173	2,586
Atara Biotherapeutics, Inc.*	181	2,570
NanoString Technologies, Inc.*	115	2,565
Surmodics, Inc.*	100	2,540
Smart & Final Stores, Inc.*	180	2,538
Weight Watchers International, Inc.*	217	2,485
Sucampo Pharmaceuticals, Inc. — Class A*	183	2,480
Rockwell Medical, Inc.*	374	2,450
Geron Corp.*	1,178	2,438
Intersect ENT, Inc.*	199	2,408
Chefs' Warehouse, Inc.*	151	2,386
Pacific Biosciences of California, Inc.*	627	2,383
Natera, Inc.*	203	2,377
Axovant Sciences Ltd.*	190	2,360
Zogenix, Inc.*	194	2,357
Agenus, Inc.*	570	2,348
Civitas Solutions, Inc.*	118	2,348
BioSpecifics Technologies Corp.*	42	2,339
Surgery Partners, Inc.*	144	2,282
Organovo Holdings, Inc.*	672	2,278
Farmer Brothers Co.*	62	2,275
Medpace Holdings, Inc.*	63	2,272
CRA International, Inc.	62	2,269
ConforMIS, Inc.*	279	2,260
Nutraceutical International Corp.	64	2,237
Alarm.com Holdings, Inc.*	80	2,226
Bellicum Pharmaceuticals, Inc.*	163	2,220
Exactech, Inc.*	81	2,211
Paratek Pharmaceuticals, Inc.*	143	2,202
Adamas Pharmaceuticals, Inc.*	130	2,197
Enzo Biochem, Inc.*	310	2,151
Teligent, Inc.*	323	2,135
Trevena, Inc.*	349	2,052
Seneca Foods Corp. — Class A*	51	2,043
Addus HomeCare Corp.*	58	2,033
Primo Water Corp.*	165	2,026
Amplify Snack Brands, Inc.*	228	2,009
Aclaris Therapeutics, Inc.*	74	2,008
Advaxis, Inc.*	280	2,005
Vectrus, Inc.*	83	1,980
Limoneira Co.	92	1,979
Utah Medical Products, Inc.	27	1,964
BioTime, Inc.*	543	1,960
Great Lakes Dredge & Dock Corp.*	461	1,936
La Jolla Pharmaceutical Co.*	109	1,911
RadNet, Inc.*	290	1,871
Aratana Therapeutics, Inc.*	260	1,867
Global Blood Therapeutics, Inc.*	129	1,864
Foundation Medicine, Inc.*	105	1,859
AxoGen, Inc.*	205	1,845
Avexis, Inc.*	38	1,814
CSS Industries, Inc.	67	1,814
Village Super Market, Inc. — Class A	57	1,761
CytomX Therapeutics, Inc.*	159	1,747
Minerva Neurosciences, Inc.*	148	1,739
NewLink Genetics Corp.*	169	1,737
Rigel Pharmaceuticals, Inc.*	727	1,730
Karyopharm Therapeutics, Inc.*	184	1,730
Insys Therapeutics, Inc.*	183	1,684
Quorum Health Corp.*	231	1,679
Craft Brew Alliance, Inc.*	99	1,673
Sangamo BioSciences, Inc.*	542	1,653
Collegium Pharmaceutical, Inc.*,1	106	1,650
ARC Document Solutions, Inc.*	320	1,626

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 3.7% (continued)
Franklin Covey Co.*	80	$1,612
MannKind Corp.*	2,531	1,611
Cutera, Inc.*	92	1,596
Edge Therapeutics, Inc.*	127	1,588
PharmAthene, Inc.*	486	1,580
Chimerix, Inc.*	333	1,532
Cara Therapeutics, Inc.*	164	1,524
WaVe Life Sciences Ltd.*	58	1,517
Inventure Foods, Inc.*	148	1,458
RTI Surgical, Inc.*	448	1,456
American Renal Associates Holdings, Inc.*	68	1,447
Natural Health Trends Corp.	58	1,441
Stemline Therapeutics, Inc.*	132	1,412
Invitae Corp.*	177	1,405
Esperion Therapeutics, Inc.*	112	1,402
Bridgepoint Education, Inc.*	138	1,398
MediciNova, Inc.*	231	1,393
XBiotech, Inc.*	136	1,376
Seres Therapeutics, Inc.*	139	1,376
B. Riley Financial, Inc.	73	1,347
ImmunoGen, Inc.*	657	1,340
TG Therapeutics, Inc.*	287	1,335
Concert Pharmaceuticals, Inc.*	129	1,327
ChemoCentryx, Inc.*	179	1,325
Durect Corp.*	985	1,320
Textainer Group Holdings Ltd.	177	1,319
Egalet Corp.*	172	1,316
Ascent Capital Group, Inc. — Class A*	80	1,301
Protagonist Therapeutics, Inc.*	59	1,297
MyoKardia, Inc.*	100	1,295
Pfenex, Inc.*	142	1,288
OncoMed Pharmaceuticals, Inc.*	166	1,280
Alliance One International, Inc.*	65	1,248
Cellular Biomedicine Group, Inc.*	95	1,245
Genesis Healthcare, Inc.*	292	1,241
National Research Corp. — Class A	65	1,235
Collectors Universe, Inc.	58	1,231
Ignyta, Inc.*	230	1,219
Idera Pharmaceuticals, Inc.*	809	1,214
Dynavax Technologies Corp.*	303	1,197
Voyager Therapeutics, Inc.*	92	1,172
Ocular Therapeutix, Inc.*	139	1,163
Ophthotech Corp.*	238	1,150
Tetraphase Pharmaceuticals, Inc.*	283	1,140
Entellus Medical, Inc.*,1	58	1,100
Aevi Genomic Medicine, Inc.*	212	1,098
CAI International, Inc.*	122	1,058
InVivo Therapeutics Holdings Corp.*	251	1,054
Neff Corp. — Class A*	74	1,043
Cidara Therapeutics, Inc.*	100	1,040
Anavex Life Sciences Corp.*	254	1,006
Nature's Sunshine Products, Inc.	66	990
Cempra, Inc.*,1	348	974
PFSweb, Inc.*	114	969
Reata Pharmaceuticals, Inc. — Class A*	44	961
Sorrento Therapeutics, Inc.*	196	960
Care.com, Inc.*	109	934
Bio-Path Holdings, Inc.*	691	933
Applied Genetic Technologies Corp.*	99	926
BioScrip, Inc.*	877	912
Nobilis Health Corp.*	433	909
Athersys, Inc.*	594	909
Synutra International, Inc.*	165	883
Information Services Group, Inc.*	242	881
Editas Medicine, Inc.*	54	876
Lifevantage Corp.*	106	864
Natural Grocers by Vitamin Cottage, Inc.*	71	844
Veracyte, Inc.*	109	844
Inotek Pharmaceuticals Corp.*	136	830
Iridex Corp.*	59	830
Adeptus Health, Inc. — Class A*	107	817
Asterias Biotherapeutics, Inc.*	177	814
Vital Therapies, Inc.*,1	185	805
Audentes Therapeutics, Inc.*	44	804
Osiris Therapeutics, Inc.*	155	761
Proteostasis Therapeutics, Inc.*	62	760
Endocyte, Inc.*	297	757
NantKwest, Inc.*	130	744
ChromaDex Corp.*	222	735
Arrowhead Pharmaceuticals, Inc.*	472	732
Fortress Biotech, Inc.*	266	718
AcelRx Pharmaceuticals, Inc.*	276	718
Liberty Tax, Inc.	53	710
Intellia Therapeutics, Inc.*	54	708
TransEnterix, Inc.*	543	706
TerraVia Holdings, Inc.*	613	705
Selecta Biosciences, Inc.*	40	686
Regulus Therapeutics, Inc.*	303	682
CPI Card Group, Inc.	163	676
Alico, Inc.	24	652
Neos Therapeutics, Inc.*	106	620
T2 Biosystems, Inc.*	113	594
Immune Design Corp.*	108	594
Agile Therapeutics, Inc.*	104	593
Titan Pharmaceuticals, Inc.*	147	588
Axsome Therapeutics, Inc.*	86	581
Senseonics Holdings, Inc.*	217	579
Clearside Biomedical, Inc.*	64	572
GlycoMimetics, Inc.*	93	567
Zafgen, Inc.*	178	566
Turning Point Brands, Inc.*	46	564
AAC Holdings, Inc.*	77	557
Argos Therapeutics, Inc.*	112	549
Tactile Systems Technology, Inc.*	33	542
Avinger, Inc.*	144	533
Cambium Learning Group, Inc.*	105	524

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Non-cyclical - 3.7% (continued)
Adverum Biotechnologies, Inc.*	180	$522
Infinity Pharmaceuticals, Inc.*	383	517
Lipocine, Inc.*	129	475
Mirati Therapeutics, Inc.*	99	470
Trovagene, Inc.*	220	462
Synthetic Biologics, Inc.*	590	450
Flex Pharma, Inc.*	83	438
Syros Pharmaceuticals, Inc.*	36	438
Lifeway Foods, Inc.*	36	414
Dimension Therapeutics, Inc.*	95	413
Patriot National, Inc.	85	395
Eiger BioPharmaceuticals, Inc.*	33	384
OvaScience, Inc.*	245	375
Corvus Pharmaceuticals, Inc.*	26	372
iRadimed Corp.*	32	355
Ampio Pharmaceuticals, Inc.*	376	338
Kadmon Holdings, Inc.*	63	337
Aptevo Therapeutics, Inc.*	127	310
Tandem Diabetes Care, Inc.*	144	310
vTv Therapeutics, Inc. — Class A*	59	285
CytRx Corp.*	757	282
Syndax Pharmaceuticals, Inc.*	37	265
Second Sight Medical Products, Inc.*	111	219
Anthera Pharmaceuticals, Inc.*	307	199
Galena Biopharma, Inc.*	83	161
ViewRay, Inc.*	51	160
Tokai Pharmaceuticals, Inc.*	77	75
Total Consumer, Non-cyclical		2,712,337
Industrial - 2.7%
Curtiss-Wright Corp.	346	34,033
EMCOR Group, Inc.	473	33,470
XPO Logistics, Inc.*	765	33,017
Teledyne Technologies, Inc.*	267	32,842
CLARCOR, Inc.	372	30,679
Woodward, Inc.	413	28,518
EnerSys	339	26,476
Littelfuse, Inc.	173	26,256
Coherent, Inc.*	189	25,966
Belden, Inc.	327	24,449
Tech Data Corp.*	273	23,118
Joy Global, Inc.	770	21,560
Louisiana-Pacific Corp.*	1,125	21,296
Sanmina Corp.*	573	20,999
Generac Holdings, Inc.*	510	20,777
Esterline Technologies Corp.*	231	20,605
MasTec, Inc.*	517	19,775
GATX Corp.[1]	319	19,644
John Bean Technologies Corp.	227	19,512
Tetra Tech, Inc.	451	19,461
Kennametal, Inc.	617	19,288
Dycom Industries, Inc.*	239	19,189
Barnes Group, Inc.	392	18,588
KLX, Inc.*	412	18,586
Universal Display Corp.*	324	18,241
Hillenbrand, Inc.	461	17,679
Mueller Industries, Inc.	442	17,661
Knight Transportation, Inc.	523	17,285
Vishay Intertechnology, Inc.	1,065	17,253
Granite Construction, Inc.	308	16,940
Applied Industrial Technologies, Inc.	284	16,869
Advanced Energy Industries, Inc.*	308	16,863
MSA Safety, Inc.	242	16,778
Worthington Industries, Inc.	351	16,652
RBC Bearings, Inc.*	177	16,426
Moog, Inc. — Class A*	249	16,354
Itron, Inc.*	260	16,341
Mueller Water Products, Inc. — Class A	1,217	16,197
Golar LNG Ltd.	694	15,920
Universal Forest Products, Inc.	154	15,736
Masonite International Corp.*	237	15,595
KapStone Paper and Packaging Corp.	673	14,839
Trex Company, Inc.*	230	14,812
IMAX Corp.*	460	14,444
Summit Materials, Inc. — Class A*	601	14,291
Swift Transportation Co. — Class A*	583	14,202
Simpson Manufacturing Company, Inc.	324	14,175
Watts Water Technologies, Inc. — Class A	217	14,148
Plexus Corp.*	260	14,050
Franklin Electric Company, Inc.	360	14,004
II-VI, Inc.*	465	13,787
Brady Corp. — Class A	357	13,405
Headwaters, Inc.*	568	13,359
Trinseo S.A.	224	13,283
AZZ, Inc.	202	12,907
Rexnord Corp.*	647	12,675
Exponent, Inc.	200	12,060
Matson, Inc.	338	11,961
Actuant Corp. — Class A	458	11,885
Apogee Enterprises, Inc.	221	11,837
Methode Electronics, Inc.	285	11,785
Benchmark Electronics, Inc.*	386	11,773
Knowles Corp.*,1	689	11,513
Hub Group, Inc. — Class A*	261	11,419
EnPro Industries, Inc.	168	11,316
ESCO Technologies, Inc.	198	11,217
Forward Air Corp.	232	10,992
Fabrinet*	272	10,962
Rogers Corp.*	141	10,830
TopBuild Corp.*	300	10,680
AAON, Inc.	315	10,411
OSI Systems, Inc.*	136	10,352
Albany International Corp. — Class A	223	10,325
Gibraltar Industries, Inc.*	246	10,246
Kaman Corp.	209	10,226
Greif, Inc. — Class A	199	10,211
Astec Industries, Inc.	151	10,186
Triumph Group, Inc.	384	10,176
Atlas Air Worldwide Holdings, Inc.*	191	9,960

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Industrial - 2.7% (continued)
TASER International, Inc.*	407	$9,866
Proto Labs, Inc.*	192	9,859
Tennant Co.	136	9,683
Comfort Systems USA, Inc.	290	9,657
Werner Enterprises, Inc.	349	9,406
Cubic Corp.	196	9,398
American Outdoor Brands Corp.*,1	428	9,022
SPX FLOW, Inc.*	275	8,817
Greenbrier Companies, Inc.[1]	211	8,767
Standex International Corp.	99	8,697
Saia, Inc.*	196	8,653
Patrick Industries, Inc.*	113	8,622
Chart Industries, Inc.*	239	8,609
Harsco Corp.	629	8,554
AAR Corp.	258	8,527
CIRCOR International, Inc.	129	8,370
US Ecology, Inc.	170	8,356
Aerojet Rocketdyne Holdings, Inc.*	465	8,347
TriMas Corp.*	352	8,272
Tutor Perini Corp.*	295	8,260
Multi-Color Corp.	106	8,226
Badger Meter, Inc.	219	8,092
Lydall, Inc.*	130	8,041
TTM Technologies, Inc.*	566	7,715
SPX Corp.*	324	7,685
Sturm Ruger & Company, Inc.[1]	145	7,642
Briggs & Stratton Corp.	332	7,390
Argan, Inc.	104	7,337
US Concrete, Inc.*,1	112	7,336
Heartland Express, Inc.	360	7,330
Federal Signal Corp.	468	7,305
Sun Hydraulics Corp.	181	7,235
Altra Industrial Motion Corp.	196	7,232
General Cable Corp.	378	7,201
Builders FirstSource, Inc.*	654	7,174
Primoris Services Corp.	314	7,153
Raven Industries, Inc.	283	7,132
Ship Finance International Ltd.[1]	468	6,950
GoPro, Inc. — Class A*,1	789	6,872
Boise Cascade Co.*	305	6,863
Encore Wire Corp.	157	6,806
Aegion Corp. — Class A*	273	6,470
Nordic American Tankers Ltd.	770	6,468
Continental Building Products, Inc.*	275	6,353
Griffon Corp.	236	6,183
Lindsay Corp.	82	6,118
Air Transport Services Group, Inc.*	379	6,049
Manitowoc Company, Inc.*	992	5,932
Babcock & Wilcox Enterprises, Inc.*	357	5,923
Scorpio Tankers, Inc.	1,276	5,780
AVX Corp.	363	5,674
Global Brass & Copper Holdings, Inc.	165	5,660
Alamo Group, Inc.	74	5,631
Echo Global Logistics, Inc.*	224	5,611
Advanced Drainage Systems, Inc.	271	5,583
CTS Corp.	245	5,488
Quanex Building Products Corp.	267	5,420
Caesarstone Ltd.*	186	5,329
ArcBest Corp.	192	5,309
Novanta, Inc.*	247	5,187
GasLog Ltd.	319	5,136
Astronics Corp.*	151	5,110
Kadant, Inc.	83	5,080
Insteel Industries, Inc.	137	4,883
TimkenSteel Corp.*	308	4,768
Tredegar Corp.	198	4,752
Hyster-Yale Materials Handling, Inc.	74	4,719
FARO Technologies, Inc.*	129	4,644
Chase Corp.	54	4,512
MYR Group, Inc.*	117	4,409
Aerovironment, Inc.*	160	4,293
PGT Innovations, Inc.*	372	4,259
Gorman-Rupp Co.	137	4,240
Marten Transport Ltd.	179	4,171
Haynes International, Inc.	97	4,170
Columbus McKinnon Corp.	152	4,110
National Presto Industries, Inc.	38	4,043
Kimball Electronics, Inc.*	219	3,986
NN, Inc.	205	3,905
Casella Waste Systems, Inc. — Class A*	302	3,748
Stoneridge, Inc.*	209	3,697
Armstrong Flooring, Inc.*	182	3,624
Frontline Ltd.	507	3,605
AEP Industries, Inc.	31	3,599
DXP Enterprises, Inc.*	101	3,509
Mistras Group, Inc.*	133	3,415
YRC Worldwide, Inc.*	254	3,373
NCI Building Systems, Inc.*	212	3,318
CECO Environmental Corp.	228	3,181
Teekay Corp.	382	3,067
Applied Optoelectronics, Inc.*	128	3,000
Greif, Inc. — Class B	44	2,972
DHT Holdings, Inc.	716	2,964
GP Strategies Corp.*	99	2,831
Mesa Laboratories, Inc.	23	2,823
Park Electrochemical Corp.	151	2,816
Park-Ohio Holdings Corp.	66	2,812
Ply Gem Holdings, Inc.*	172	2,795
Energy Recovery, Inc.*	269	2,784
American Railcar Industries, Inc.	60	2,717
Kratos Defense & Security Solutions, Inc.*	361	2,671
Powell Industries, Inc.	68	2,652
NVE Corp.	37	2,643
VSE Corp.	66	2,563
Roadrunner Transportation Systems, Inc.*	239	2,483
Myers Industries, Inc.	169	2,417
Multi Packaging Solutions International Ltd.*	165	2,353

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Industrial - 2.7% (continued)
Atkore International Group, Inc.*	94	$2,248
Bel Fuse, Inc. — Class B	72	2,225
Scorpio Bulkers, Inc.*	435	2,197
Milacron Holdings Corp.*	113	2,105
Orion Group Holdings, Inc.*	210	2,090
Ducommun, Inc.*	81	2,070
Teekay Tankers Ltd. — Class A	909	2,054
Vicor Corp.*	129	1,948
Energous Corp.*,1	115	1,938
NV5 Global, Inc.*	57	1,904
Hornbeck Offshore Services, Inc.*	254	1,834
LSI Industries, Inc.	186	1,812
Covenant Transportation Group, Inc. — Class A*	93	1,799
Vishay Precision Group, Inc.*	94	1,777
Sparton Corp.*	73	1,741
Olympic Steel, Inc.	71	1,720
Fluidigm Corp.*	227	1,653
Graham Corp.	74	1,639
Ardmore Shipping Corp.	220	1,628
Hurco Companies, Inc.	49	1,622
Control4 Corp.*	157	1,601
Heritage-Crystal Clean, Inc.*	100	1,570
Dorian LPG Ltd.*	189	1,552
TRC Companies, Inc.*	145	1,537
Layne Christensen Co.*	141	1,533
Celadon Group, Inc.	213	1,523
ZAGG, Inc.*	214	1,519
International Seaways, Inc.*	100	1,409
FreightCar America, Inc.	94	1,403
Gener8 Maritime, Inc.*	306	1,371
LSB Industries, Inc.*,1	161	1,356
UFP Technologies, Inc.*	50	1,273
Electro Scientific Industries, Inc.*	214	1,267
Tidewater, Inc.*	369	1,258
Omega Flex, Inc.	22	1,227
Lawson Products, Inc.*	49	1,166
Costamare, Inc.	206	1,154
Overseas Shipholding Group, Inc. — Class A	301	1,153
IES Holdings, Inc.*	60	1,149
Radiant Logistics, Inc.*	294	1,147
Ampco-Pittsburgh Corp.	66	1,106
Aqua Metals, Inc.*,1	84	1,101
Hill International, Inc.*	252	1,096
Navios Maritime Acquisition Corp.	629	1,069
Universal Logistics Holdings, Inc.	65	1,063
Allied Motion Technologies, Inc.	48	1,027
Hardinge, Inc.	91	1,008
Gencor Industries, Inc.*	60	942
Willis Lease Finance Corp.*	30	767
American Superconductor Corp.*	92	678
Handy & Harman Ltd.*	23	588
USA Truck, Inc.*	64	557
NL Industries, Inc.*	65	530
PAM Transportation Services, Inc.*	18	468
Power Solutions International, Inc.*	37	278
Total Industrial		2,013,297
Consumer, Cyclical - 2.3%
Jack in the Box, Inc.	255	28,467
Tenneco, Inc.*	440	27,487
Cracker Barrel Old Country Store, Inc.[1]	150	25,046
Texas Roadhouse, Inc. — Class A	517	24,939
Hawaiian Holdings, Inc.*	412	23,485
Buffalo Wild Wings, Inc.*	148	22,851
Dana, Inc.	1,163	22,074
Beacon Roofing Supply, Inc.*	467	21,514
Cheesecake Factory, Inc.	354	21,198
LCI Industries	184	19,826
HNI Corp.	354	19,796
American Eagle Outfitters, Inc.	1,301	19,735
Office Depot, Inc.	4,320	19,526
Anixter International, Inc.*	225	18,235
Papa John's International, Inc.	212	18,143
Lithia Motors, Inc. — Class A	185	17,914
Big Lots, Inc.	348	17,473
FirstCash, Inc.	371	17,438
Steven Madden Ltd.*	481	17,195
Allegiant Travel Co. — Class A	103	17,139
UniFirst Corp.	118	16,951
Cooper Tire & Rubber Co.	432	16,783
Five Below, Inc.*	418	16,703
Dave & Buster's Entertainment, Inc.*	295	16,609
Wolverine World Wide, Inc.	756	16,594
ILG, Inc.	883	16,043
Bloomin' Brands, Inc.	889	16,029
Herman Miller, Inc.	467	15,971
Churchill Downs, Inc.	105	15,796
Core-Mark Holding Company, Inc.	357	15,376
Dorman Products, Inc.*	207	15,123
Marriott Vacations Worldwide Corp.	175	14,849
G&K Services, Inc. — Class A	153	14,757
Children's Place, Inc.	146	14,738
Chico's FAS, Inc.	1,019	14,662
SkyWest, Inc.	392	14,288
Deckers Outdoor Corp.*	253	14,014
TRI Pointe Group, Inc.*	1,163	13,352
PriceSmart, Inc.	156	13,026
Boyd Gaming Corp.*	644	12,989
Group 1 Automotive, Inc.	162	12,626
Columbia Sportswear Co.	210	12,244
iRobot Corp.*	209	12,216
Navistar International Corp.*	386	12,109
Steelcase, Inc. — Class A	672	12,029
La-Z-Boy, Inc.	383	11,892
DSW, Inc. — Class A	525	11,891
Cooper-Standard Holdings, Inc.*	115	11,888

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Cyclical - 2.3% (continued)
American Axle & Manufacturing Holdings, Inc.*	599	$11,561
Caleres, Inc.	334	10,962
Knoll, Inc.	375	10,474
DineEquity, Inc.	136	10,472
Mobile Mini, Inc.	346	10,467
Meritage Homes Corp.*	299	10,405
KB Home	651	10,292
Popeyes Louisiana Kitchen, Inc.*	169	10,221
Genesco, Inc.*	160	9,936
G-III Apparel Group Ltd.*	336	9,932
SeaWorld Entertainment, Inc.[1]	522	9,881
Tailored Brands, Inc.	381	9,735
Sonic Corp.	367	9,729
Asbury Automotive Group, Inc.*	156	9,625
Gentherm, Inc.*	284	9,613
La Quinta Holdings, Inc.*	662	9,407
Interface, Inc. — Class A	505	9,368
Restoration Hardware Holdings, Inc.*,1	302	9,271
Standard Motor Products, Inc.	168	8,941
Belmond Ltd. — Class A*	653	8,718
Liberty TripAdvisor Holdings, Inc. — Class A*	567	8,533
Fossil Group, Inc.*	327	8,456
BMC Stock Holdings, Inc.*	430	8,384
HSN, Inc.	244	8,369
Ascena Retail Group, Inc.*	1,350	8,357
MDC Holdings, Inc.	324	8,325
Bob Evans Farms, Inc.	155	8,248
Select Comfort Corp.*	362	8,188
Callaway Golf Co.	736	8,067
American Woodmark Corp.*	107	8,052
Penn National Gaming, Inc.*	582	8,026
Meritor, Inc.*	642	7,974
Wabash National Corp.	504	7,973
ScanSource, Inc.*	196	7,909
Denny's Corp.*	592	7,595
International Speedway Corp. — Class A	206	7,581
Rush Enterprises, Inc. — Class A*	230	7,337
ClubCorp Holdings, Inc.	502	7,203
Universal Electronics, Inc.*	111	7,165
Oxford Industries, Inc.	119	7,155
BJ's Restaurants, Inc.*	182	7,153
Ethan Allen Interiors, Inc.	192	7,075
National CineMedia, Inc.	480	7,070
Hibbett Sports, Inc.*	178	6,640
Winnebago Industries, Inc.	209	6,615
Cavco Industries, Inc.*	66	6,590
Wesco Aircraft Holdings, Inc.*	434	6,488
Installed Building Products, Inc.*	157	6,484
Abercrombie & Fitch Co. — Class A	530	6,360
Express, Inc.*	580	6,241
Fiesta Restaurant Group, Inc.*	208	6,209
Pinnacle Entertainment, Inc.*	425	6,162
Finish Line, Inc. — Class A	326	6,132
Essendant, Inc.	291	6,082
Cato Corp. — Class A	199	5,986
Red Robin Gourmet Burgers, Inc.*	106	5,978
GNC Holdings, Inc. — Class A	536	5,917
Douglas Dynamics, Inc.	173	5,821
Guess?, Inc.	477	5,772
H&E Equipment Services, Inc.	246	5,720
Scientific Games Corp. — Class A*,1	405	5,670
AMC Entertainment Holdings, Inc. — Class A1	168	5,653
Barnes & Noble, Inc.	493	5,497
Modine Manufacturing Co.*	368	5,483
Red Rock Resorts, Inc. — Class A	235	5,450
Pier 1 Imports, Inc.	632	5,397
Francesca's Holdings Corp.*	298	5,373
Superior Industries International, Inc.	196	5,165
Fred's, Inc. — Class A1	276	5,123
Buckle, Inc.[1]	223	5,084
Kimball International, Inc. — Class B	288	5,057
Caesars Acquisition Co. — Class A*	372	5,022
AdvancePierre Foods Holdings, Inc.	168	5,003
Sonic Automotive, Inc. — Class A	218	4,992
Tile Shop Holdings, Inc.*	254	4,966
Triton International Ltd.	313	4,945
Fox Factory Holding Corp.*	175	4,856
Isle of Capri Casinos, Inc.*	195	4,815
M/I Homes, Inc.*	185	4,658
Marcus Corp.	145	4,568
Taylor Morrison Home Corp. — Class A*	237	4,565
Ruth's Hospitality Group, Inc.	249	4,557
Tower International, Inc.	160	4,536
Vitamin Shoppe, Inc.*	189	4,489
Ollie's Bargain Outlet Holdings, Inc.*	157	4,467
Nautilus, Inc.*	239	4,422
Shake Shack, Inc. — Class A*	123	4,402
Regis Corp.*	290	4,211
EZCORP, Inc. — Class A*	395	4,207
Chuy's Holdings, Inc.*	128	4,154
Carrols Restaurant Group, Inc.*	268	4,087
Unifi, Inc.*	122	3,981
WCI Communities, Inc.*	169	3,963
Crocs, Inc.*	575	3,945
Titan International, Inc.	345	3,867
Motorcar Parts of America, Inc.*	143	3,850
Eldorado Resorts, Inc.*	224	3,797
Biglari Holdings, Inc.*	8	3,786
Caesars Entertainment Corp.*	440	3,740
MarineMax, Inc.*	193	3,734
Wingstop, Inc.	123	3,640

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Cyclical - 2.3% (continued)
Barnes & Noble Education, Inc.*	313	$3,590
Zoe's Kitchen, Inc.*	149	3,575
PetMed Express, Inc.	154	3,553
William Lyon Homes — Class A*	186	3,540
LGI Homes, Inc.*,1	121	3,476
Movado Group, Inc.	120	3,450
Veritiv Corp.*,1	64	3,440
Haverty Furniture Companies, Inc.	145	3,437
Horizon Global Corp.*	142	3,408
Hooker Furniture Corp.	89	3,378
Planet Fitness, Inc. — Class A	166	3,337
Libbey, Inc.	171	3,327
Beazer Homes USA, Inc.*	246	3,272
Lumber Liquidators Holdings, Inc.*,1	205	3,227
SiteOne Landscape Supply, Inc.*	91	3,160
Flexsteel Industries, Inc.	51	3,145
Del Frisco's Restaurant Group, Inc.*	185	3,145
Culp, Inc.	84	3,121
Iconix Brand Group, Inc.*	334	3,120
Zumiez, Inc.*	141	3,081
Daktronics, Inc.	286	3,060
Shoe Carnival, Inc.	112	3,022
Eros International plc*	230	3,002
Party City Holdco, Inc.*	210	2,982
Metaldyne Performance Group, Inc.	117	2,685
Malibu Boats, Inc. — Class A*	140	2,671
America's Car-Mart, Inc.*	61	2,669
NACCO Industries, Inc. — Class A	29	2,626
Hovnanian Enterprises, Inc. — Class A*	951	2,596
PICO Holdings, Inc.*	171	2,591
Del Taco Restaurants, Inc.*	181	2,556
PC Connection, Inc.	89	2,500
Century Communities, Inc.*	119	2,499
Federal-Mogul Holdings Corp.*	239	2,464
Perry Ellis International, Inc.*	98	2,441
Bassett Furniture Industries, Inc.	80	2,432
Potbelly Corp.*	186	2,399
Spartan Motors, Inc.	259	2,396
Big 5 Sporting Goods Corp.	138	2,394
Miller Industries, Inc.	86	2,275
Winmark Corp.	18	2,271
Intrawest Resorts Holdings, Inc.*	126	2,249
Reading International, Inc. — Class A*	131	2,175
Monarch Casino & Resort, Inc.*	82	2,114
Citi Trends, Inc.	112	2,110
Titan Machinery, Inc.*	138	2,011
Speedway Motorsports, Inc.	92	1,994
Conn's, Inc.*	157	1,986
El Pollo Loco Holdings, Inc.*	158	1,943
Duluth Holdings, Inc. — Class B*	75	1,905
Tuesday Morning Corp.*	350	1,890
Sportsman's Warehouse Holdings, Inc.*	201	1,887
Vera Bradley, Inc.*	158	1,852
Green Brick Partners, Inc.*	181	1,819
Habit Restaurants, Inc. — Class A*	105	1,811
Kirkland's, Inc.*	115	1,784
Freshpet, Inc.*	174	1,766
GMS, Inc.*	56	1,640
Weyco Group, Inc.	51	1,596
Supreme Industries, Inc. — Class A	101	1,586
Rush Enterprises, Inc. — Class B*	51	1,574
Arctic Cat, Inc.*,1	102	1,532
Lifetime Brands, Inc.	86	1,527
Johnson Outdoors, Inc. — Class A	38	1,509
West Marine, Inc.*	144	1,508
AV Homes, Inc.*	95	1,501
Ruby Tuesday, Inc.*	463	1,495
Nathan's Famous, Inc.*	23	1,493
Build-A-Bear Workshop, Inc. — Class A*	106	1,458
Sequential Brands Group, Inc.*	306	1,432
Bojangles', Inc.*	76	1,417
Century Casinos, Inc.*	166	1,366
Stein Mart, Inc.	243	1,332
Boot Barn Holdings, Inc.*	104	1,302
Superior Uniform Group, Inc.	63	1,236
Destination XL Group, Inc.*	283	1,203
Tilly's, Inc. — Class A*	91	1,200
Marine Products Corp.	84	1,165
Delta Apparel, Inc.*	56	1,161
New Home Company, Inc.*	99	1,159
J Alexander's Holdings, Inc.*	104	1,118
Strattec Security Corp.	27	1,088
Lindblad Expeditions Holdings, Inc.*	115	1,087
Escalade, Inc.	81	1,069
Jamba, Inc.*	99	1,020
Golden Entertainment, Inc.	80	969
At Home Group, Inc.*	65	951
Red Lion Hotels Corp.*	111	927
MCBC Holdings, Inc.	60	875
Stage Stores, Inc.	199	870
Sears Holdings Corp.*,1	88	818
Container Store Group, Inc.*	124	787
Systemax, Inc.	89	781
UCP, Inc. — Class A*	63	759
Kona Grill, Inc.*	60	753
Unique Fabricating, Inc.	51	745
Vince Holding Corp.*	168	680
Luby's, Inc.*	152	651
Blue Bird Corp.*	42	649
Workhorse Group, Inc.*	89	628
JAKKS Pacific, Inc.*,1	119	613
Empire Resorts, Inc.*	26	592
Fogo De Chao, Inc.*	39	560
Gaia, Inc.*	53	458

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Consumer, Cyclical - 2.3% (continued)
Performance Sports Group Ltd.*	298	$444
Sears Hometown and Outlet Stores, Inc.*	88	414
Noodles & Co.*	86	353
CompX International, Inc.	12	193
Total Consumer, Cyclical		1,700,461
Technology - 2.1%
Advanced Micro Devices, Inc.*	5,872	66,589
Microsemi Corp.*	889	47,978
Aspen Technology, Inc.*	646	35,323
Take-Two Interactive Software, Inc.*	650	32,038
Cavium, Inc.*	503	31,407
Mentor Graphics Corp.	836	30,840
j2 Global, Inc.	368	30,102
Fair Isaac Corp.	242	28,851
Science Applications International Corp.	330	27,983
MAXIMUS, Inc.	501	27,950
Cirrus Logic, Inc.*	489	27,648
SYNNEX Corp.	228	27,593
Monolithic Power Systems, Inc.	304	24,907
Integrated Device Technology, Inc.*	1,052	24,785
MKS Instruments, Inc.	415	24,651
EPAM Systems, Inc.*	376	24,180
CACI International, Inc. — Class A*	190	23,617
Blackbaud, Inc.	368	23,552
Intersil Corp. — Class A	1,049	23,393
NetScout Systems, Inc.*	700	22,051
Medidata Solutions, Inc.*	429	21,308
Silicon Laboratories, Inc.*	322	20,930
Entegris, Inc.*	1,104	19,762
Verint Systems, Inc.*	485	17,095
Convergys Corp.	694	17,045
Tessera Holding Corp.	384	16,973
Cornerstone OnDemand, Inc.*	392	16,586
ACI Worldwide, Inc.*	900	16,335
Acxiom Corp.*	605	16,214
Electronics for Imaging, Inc.*	367	16,097
Semtech Corp.*	505	15,933
Paycom Software, Inc.*	343	15,602
CommVault Systems, Inc.*	302	15,523
Lumentum Holdings, Inc.*	394	15,228
MicroStrategy, Inc. — Class A*	74	14,608
Synaptics, Inc.*	272	14,575
Power Integrations, Inc.	214	14,520
Inphi Corp.*	313	13,966
Ambarella, Inc.*,1	249	13,478
Diebold Nixdorf, Inc.	534	13,430
ExlService Holdings, Inc.*	254	12,812
RealPage, Inc.*	422	12,660
Progress Software Corp.	390	12,453
Synchronoss Technologies, Inc.*	322	12,333
CSG Systems International, Inc.	250	12,100
Rambus, Inc.*	849	11,691
Cabot Microelectronics Corp.	184	11,623
Insight Enterprises, Inc.*	286	11,566
Envestnet, Inc.*	323	11,386
3D Systems Corp.*,1	838	11,137
Ebix, Inc.[1]	195	11,125
HubSpot, Inc.*	225	10,575
Pegasystems, Inc.	281	10,116
BroadSoft, Inc.*	230	9,487
MaxLinear, Inc. — Class A*	435	9,483
Omnicell, Inc.*	278	9,424
Mercury Systems, Inc.*	304	9,187
Brooks Automation, Inc.	530	9,047
Veeco Instruments, Inc.*	310	9,037
SPS Commerce, Inc.*	129	9,016
Sykes Enterprises, Inc.*	302	8,716
2U, Inc.*	286	8,623
Super Micro Computer, Inc.*	302	8,471
MACOM Technology Solutions Holdings, Inc.*	182	8,423
Amkor Technology, Inc.*	782	8,250
InvenSense, Inc. — Class A*	638	8,160
ManTech International Corp. — Class A	193	8,154
Callidus Software, Inc.*	476	7,997
Bottomline Technologies de, Inc.*	313	7,831
Diodes, Inc.*	297	7,624
MTS Systems Corp.	131	7,428
Lattice Semiconductor Corp.*	936	6,889
Qualys, Inc.*	212	6,710
Globant S.A.*,1	201	6,703
Cray, Inc.*	314	6,500
Stratasys Ltd.*	382	6,318
Monotype Imaging Holdings, Inc.	316	6,273
Pure Storage, Inc. — Class A*	532	6,016
FormFactor, Inc.*	537	6,014
Unisys Corp.*,1	392	5,860
Photronics, Inc.*	510	5,763
Rudolph Technologies, Inc.*	234	5,464
Virtusa Corp.*	216	5,426
Box, Inc. — Class A*	381	5,281
Quality Systems, Inc.*	399	5,247
CEVA, Inc.*	153	5,133
Syntel, Inc.	252	4,987
Applied Micro Circuits Corp.*	592	4,884
New Relic, Inc.*,1	171	4,831
Engility Holdings, Inc.*	141	4,752
PDF Solutions, Inc.*	210	4,736
Nanometrics, Inc.*	184	4,611
PROS Holdings, Inc.*	197	4,239
Ultratech, Inc.*	169	4,053
Silver Spring Networks, Inc.*	295	3,926
Actua Corp.*	280	3,920
TeleTech Holdings, Inc.	128	3,904
Nimble Storage, Inc.*	491	3,889
Barracuda Networks, Inc.*	172	3,686
Five9, Inc.*,1	257	3,647
Vocera Communications, Inc.*	193	3,569
Exar Corp.*	319	3,439
Cotiviti Holdings, Inc.*	99	3,406
Axcelis Technologies, Inc.*	227	3,303

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Technology - 2.1% (continued)
KEYW Holding Corp.*	280	$3,301
Xcerra Corp.*	413	3,155
LivePerson, Inc.*	416	3,141
Bazaarvoice, Inc.*	641	3,109
Alpha & Omega Semiconductor Ltd.*	142	3,020
Benefitfocus, Inc.*	100	2,970
InnerWorkings, Inc.*	300	2,955
Cohu, Inc.	206	2,863
Digi International, Inc.*	202	2,778
Sapiens International Corporation N.V.	189	2,710
Hortonworks, Inc.*	315	2,618
Ultra Clean Holdings, Inc.*	250	2,425
Immersion Corp.*	226	2,402
MINDBODY, Inc. — Class A*	112	2,386
Workiva, Inc.*	171	2,334
IXYS Corp.	196	2,332
Carbonite, Inc.*	139	2,280
Digimarc Corp.*	75	2,250
QAD, Inc. — Class A	74	2,250
Varonis Systems, Inc.*	83	2,224
DSP Group, Inc.*	168	2,192
American Software, Inc. — Class A	201	2,076
Eastman Kodak Co.*	133	2,062
Computer Programs & Systems, Inc.	87	2,053
Xactly Corp.*	178	1,958
Jive Software, Inc.*	449	1,953
Brightcove, Inc.*	234	1,884
Evolent Health, Inc. — Class A*	125	1,850
EMCORE Corp.	204	1,774
Datalink Corp.*	157	1,768
DMC Global, Inc.	109	1,728
pdvWireless, Inc.*	76	1,714
Tangoe, Inc.*	216	1,702
Sigma Designs, Inc.*	280	1,680
Exa Corp.*	108	1,659
Instructure, Inc.*	81	1,584
Castlight Health, Inc. — Class B*	315	1,559
Glu Mobile, Inc.*	803	1,558
Model N, Inc.*	173	1,531
Impinj, Inc.*	42	1,484
Mitek Systems, Inc.*	230	1,415
Appfolio, Inc. — Class A*	59	1,407
Kopin Corp.*	481	1,366
MobileIron, Inc.*	363	1,361
Planet Payment, Inc.*	330	1,346
Rosetta Stone, Inc.*	151	1,345
Park City Group, Inc.*	101	1,283
Maxwell Technologies, Inc.*	246	1,260
Amber Road, Inc.*	138	1,253
Guidance Software, Inc.*	176	1,246
Radisys Corp.*	278	1,232
Agilysys, Inc.*	118	1,222
USA Technologies, Inc.*	280	1,204
GigPeak, Inc.*	454	1,144
Avid Technology, Inc.*	251	1,104
ExOne Co.*,1	85	794
NCI, Inc. — Class A	47	656
NantHealth, Inc.*	51	507
SecureWorks Corp. — Class A*	47	498
Cogint, Inc.*,1	118	407
Majesco*	46	280
Total Technology		1,511,562
Communications - 1.3%
Ciena Corp.*	1,072	26,167
Finisar Corp.*	839	25,397
InterDigital, Inc.	270	24,664
GrubHub, Inc.*	630	23,702
ViaSat, Inc.*	347	22,977
Proofpoint, Inc.*	319	22,537
TiVo Corp.*	913	19,081
LogMeIn, Inc.[1]	197	19,019
Meredith Corp.	293	17,331
Sinclair Broadcast Group, Inc. — Class A1	516	17,209
Media General, Inc.*	852	16,043
Viavi Solutions, Inc.*	1,831	14,978
Nexstar Broadcasting Group, Inc. — Class A1	233	14,749
Stamps.com, Inc.*,1	126	14,446
WebMD Health Corp. — Class A*	291	14,425
Time, Inc.	802	14,316
Plantronics, Inc.	259	14,183
DigitalGlobe, Inc.*	492	14,096
NeuStar, Inc. — Class A*	422	14,094
NETGEAR, Inc.*	253	13,750
Shutterfly, Inc.*	270	13,549
Zendesk, Inc.*	634	13,441
Cogent Communications Holdings, Inc.	324	13,397
New York Times Co. — Class A	972	12,928
NIC, Inc.	496	11,855
comScore, Inc.*	373	11,780
Ubiquiti Networks, Inc.*	202	11,676
Gigamon, Inc.*	254	11,570
Liberty Media Corporation - Liberty Media — Class C*	360	11,279
Houghton Mifflin Harcourt Co.*	968	10,503
Consolidated Communications Holdings, Inc.	388	10,418
Vonage Holdings Corp.*	1,491	10,212
Scholastic Corp.	211	10,020
MSG Networks, Inc. — Class A*	465	9,998
Shenandoah Telecommunications Co.	361	9,854
8x8, Inc.*	689	9,853
Etsy, Inc.*	820	9,660
RingCentral, Inc. — Class A*	458	9,435
Infinera Corp.*	1,097	9,314
EW Scripps Co. — Class A*	464	8,969
Gannett Company, Inc.	918	8,914
Wayfair, Inc. — Class A*,1	246	8,622
Imperva, Inc.*	224	8,602
ADTRAN, Inc.	383	8,560
West Corp.	337	8,344
Ixia*	501	8,066

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Communications - 1.3% (continued)
Oclaro, Inc.*	873	$7,813
Cincinnati Bell, Inc.*	328	7,331
Shutterstock, Inc.*	148	7,033
Web.com Group, Inc.*	331	7,001
ATN International, Inc.	81	6,490
Iridium Communications, Inc.*,1	643	6,173
GTT Communications, Inc.*	205	5,894
Inteliquent, Inc.	254	5,822
Q2 Holdings, Inc.*	200	5,770
Liberty Media Corporation - Liberty Media — Class A*	178	5,580
ePlus, Inc.*	48	5,530
Windstream Holdings, Inc.[1]	750	5,498
Gray Television, Inc.*	501	5,436
Quotient Technology, Inc.*	499	5,364
TrueCar, Inc.*	424	5,300
World Wrestling Entertainment, Inc. — Class A1	282	5,189
Liberty Media Corporation - Liberty Braves — Class C*	246	5,065
HealthStream, Inc.*	201	5,034
New Media Investment Group, Inc.	303	4,845
Perficient, Inc.*	275	4,810
Chegg, Inc.*	628	4,635
EarthLink Holdings Corp.	820	4,625
Globalstar, Inc.*,1	2,911	4,599
Blucora, Inc.*	306	4,514
General Communication, Inc. — Class A*	226	4,396
Intralinks Holdings, Inc.*	323	4,367
Endurance International Group Holdings, Inc.*	468	4,352
ORBCOMM, Inc.*	505	4,176
Loral Space & Communications, Inc.*	100	4,105
Bankrate, Inc.*	370	4,089
Extreme Networks, Inc.*	806	4,054
Gogo, Inc.*,1	439	4,048
CalAmp Corp.*	279	4,046
XO Group, Inc.*	198	3,851
ShoreTel, Inc.*	525	3,753
Entravision Communications Corp. — Class A	508	3,556
Blue Nile, Inc.	86	3,494
Boingo Wireless, Inc.*	278	3,389
Spok Holdings, Inc.	160	3,320
FTD Companies, Inc.*	136	3,242
VASCO Data Security International, Inc.*	235	3,208
Entercom Communications Corp. — Class A	203	3,106
FairPoint Communications, Inc.*	165	3,086
Harmonic, Inc.*	597	2,985
tronc, Inc.*	208	2,885
A10 Networks, Inc.*	344	2,859
RetailMeNot, Inc.*	301	2,799
MDC Partners, Inc. — Class A	400	2,620
ChannelAdvisor Corp.*	181	2,597
NeoPhotonics Corp.*	240	2,594
Lionbridge Technologies, Inc.*	445	2,581
Angie's List, Inc.*	310	2,551
Acacia Communications, Inc.*	41	2,532
Straight Path Communications, Inc. — Class B*,1	74	2,510
IDT Corp. — Class B	135	2,503
Calix, Inc.*	322	2,479
DHI Group, Inc.*	391	2,444
Global Eagle Entertainment, Inc.*	365	2,358
Sonus Networks, Inc.*	372	2,344
Lumos Networks Corp.*	148	2,312
RigNet, Inc.*	99	2,292
Daily Journal Corp.*	9	2,176
1-800-Flowers.com, Inc. — Class A*	203	2,172
Rubicon Project, Inc.*	291	2,159
Comtech Telecommunications Corp.	176	2,086
Zix Corp.*	415	2,050
Liquidity Services, Inc.*	195	1,901
Rapid7, Inc.*	155	1,886
Clearfield, Inc.*	89	1,842
Silicom Ltd.	44	1,808
Overstock.com, Inc.*	103	1,803
Telenav, Inc.*	254	1,791
Black Box Corp.	116	1,769
Lands' End, Inc.*,1	116	1,757
MeetMe, Inc.*	322	1,587
HC2 Holdings, Inc.*	261	1,548
Central European Media Enterprises Ltd. — Class A*	597	1,522
Reis, Inc.	68	1,513
Liberty Media Corporation - Liberty Braves — Class A*	71	1,455
Saga Communications, Inc. — Class A	28	1,408
Limelight Networks, Inc.*	554	1,396
KVH Industries, Inc.*	118	1,392
Hawaiian Telcom Holdco, Inc.*	47	1,165
Preformed Line Products Co.	20	1,162
QuinStreet, Inc.*	286	1,075
Aerohive Networks, Inc.*	186	1,060
TechTarget, Inc.*	123	1,049
Autobytel, Inc.*	67	901
NII Holdings, Inc.*	418	899
RealNetworks, Inc.*	183	889
VirnetX Holding Corp.*	378	832
Numerex Corp. — Class A*	107	792
Rightside Group Ltd.*	90	744
Townsquare Media, Inc. — Class A*	67	697
Marchex, Inc. — Class B*	261	692
Intelsat S.A.*	246	657
Global Sources Ltd.*	64	566
Radio One, Inc. — Class D*	193	560

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Communications - 1.3% (continued)
Salem Media Group, Inc. — Class A	86	$538
Hemisphere Media Group, Inc.*	42	470
Corindus Vascular Robotics, Inc.*	428	299
Value Line, Inc.	9	176
Total Communications		939,461
Basic Materials - 0.8%
Olin Corp.	1,293	33,114
Chemours Co.	1,431	31,612
US Silica Holdings, Inc.	499	28,284
Sensient Technologies Corp.	348	27,346
PolyOne Corp.	654	20,954
Minerals Technologies, Inc.	271	20,935
Balchem Corp.	246	20,644
Commercial Metals Co.	897	19,536
AK Steel Holding Corp.*	1,851	18,899
HB Fuller Co.	391	18,889
Ingevity Corp.*	333	18,268
Chemtura Corp.*	497	16,500
Hecla Mining Co.	2,979	15,610
Stillwater Mining Co.*	954	15,369
GCP Applied Technologies, Inc.*	554	14,820
Cliffs Natural Resources, Inc.*	1,721	14,474
Allegheny Technologies, Inc.[1]	847	13,493
Carpenter Technology Corp.	361	13,057
Quaker Chemical Corp.	100	12,794
Innospec, Inc.	184	12,604
Stepan Co.	153	12,466
Coeur Mining, Inc.*	1,265	11,499
Neenah Paper, Inc.	130	11,075
Schweitzer-Mauduit International, Inc.	236	10,745
Kaiser Aluminum Corp.	138	10,721
Univar, Inc.*	336	9,532
Ferro Corp.*	649	9,300
Clearwater Paper Corp.*	132	8,653
PH Glatfelter Co.	339	8,099
Innophos Holdings, Inc.	151	7,891
A. Schulman, Inc.	224	7,493
Fairmount Santrol Holdings, Inc.*	608	7,168
Calgon Carbon Corp.	393	6,681
Kraton Corp.*	231	6,579
Koppers Holdings, Inc.*	158	6,367
Deltic Timber Corp.	82	6,320
Materion Corp.	155	6,138
Ferroglobe plc	510	5,523
Schnitzer Steel Industries, Inc. — Class A	204	5,243
Rayonier Advanced Materials, Inc.	336	5,195
Tronox Ltd. — Class A	503	5,186
Aceto Corp.	227	4,987
American Vanguard Corp.	220	4,213
CSW Industrials, Inc.*	112	4,127
Hawkins, Inc.	75	4,046
Century Aluminum Co.*	389	3,330
OMNOVA Solutions, Inc.*	332	3,320
Landec Corp.*	209	2,884
KMG Chemicals, Inc.	70	2,722
Kronos Worldwide, Inc.	172	2,054
Orchids Paper Products Co.	70	1,833
Gold Resource Corp.	390	1,697
Oil-Dri Corporation of America	39	1,490
Ryerson Holding Corp.*	98	1,308
Codexis, Inc.*	261	1,201
United States Lime & Minerals, Inc.	15	1,136
Valhi, Inc.	196	678
ALJ Regional Holdings, Inc.*	144	632
AgroFresh Solutions, Inc.*	172	456
Total Basic Materials		597,190
Energy - 0.7%
RSP Permian, Inc.*	767	34,223
PDC Energy, Inc.*	437	31,717
Oasis Petroleum, Inc.*	1,820	27,555
Western Refining, Inc.	630	23,845
SemGroup Corp. — Class A	516	21,543
Callon Petroleum Co.*	1,135	17,444
NOW, Inc.*	835	17,091
Matador Resources Co.*	647	16,667
Carrizo Oil & Gas, Inc.*	436	16,285
Oil States International, Inc.*	400	15,600
MRC Global, Inc.*	731	14,810
McDermott International, Inc.*	1,886	13,938
Synergy Resources Corp.*	1,451	12,928
Delek US Holdings, Inc.	481	11,578
Unit Corp.*	395	10,614
Forum Energy Technologies, Inc.*	467	10,274
Denbury Resources, Inc.*	2,745	10,102
Seadrill Ltd.*,1	2,950	10,059
Pattern Energy Group, Inc.	518	9,837
SEACOR Holdings, Inc.*	124	8,839
TerraForm Power, Inc. — Class A*,1	683	8,749
Green Plains, Inc.	282	7,854
Helix Energy Solutions Group, Inc.*	881	7,770
Archrock, Inc.	543	7,168
Atwood Oceanics, Inc.	475	6,237
Exterran Corp.*	247	5,904
SunCoke Energy, Inc.*	503	5,705
Clayton Williams Energy, Inc.*	47	5,605
Bristow Group, Inc.	262	5,366
California Resources Corp.*	247	5,259
Newpark Resources, Inc.*	647	4,853
Thermon Group Holdings, Inc.*	248	4,734
Matrix Service Co.*	207	4,699
REX American Resources Corp.*	44	4,345
Flotek Industries, Inc.*	427	4,010
Sanchez Energy Corp.*	436	3,937
Cobalt International Energy, Inc.*	3,185	3,886
Ring Energy, Inc.*	279	3,624
TETRA Technologies, Inc.*	705	3,539
Par Pacific Holdings, Inc.*	239	3,475
Pioneer Energy Services Corp.*	498	3,411
CVR Energy, Inc.	123	3,123

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Energy - 0.7% (continued)
Natural Gas Services Group, Inc.*	96	$3,086
Tesco Corp.*	361	2,978
Renewable Energy Group, Inc.*	299	2,900
TerraForm Global, Inc. — Class A*	713	2,816
Panhandle Oil and Gas, Inc. — Class A	119	2,802
Alon USA Energy, Inc.	246	2,799
FutureFuel Corp.	195	2,711
Bill Barrett Corp.*	383	2,677
Sunrun, Inc.*	493	2,618
Era Group, Inc.*	153	2,596
Westmoreland Coal Co.*	144	2,544
Abraxas Petroleum Corp.*	963	2,475
Parker Drilling Co.*	943	2,452
Jones Energy, Inc. — Class A*	445	2,225
Trecora Resources*	155	2,147
Pacific Ethanol, Inc.*	224	2,128
Geospace Technologies Corp.*	102	2,077
EP Energy Corp. — Class A*	302	1,978
Clean Energy Fuels Corp.*	684	1,956
Evolution Petroleum Corp.	190	1,900
Plug Power, Inc.*	1,410	1,692
PHI, Inc.*	92	1,658
Contango Oil & Gas Co.*	175	1,635
CARBO Ceramics, Inc.*	152	1,590
Independence Contract Drilling, Inc.*	234	1,568
Dawson Geophysical Co.*	157	1,262
Eclipse Resources Corp.*	445	1,188
Willbros Group, Inc.*	337	1,092
Northern Oil and Gas, Inc.*	365	1,004
EXCO Resources, Inc.*	1,093	955
W&T Offshore, Inc.*	277	767
TPI Composites, Inc.*	47	754
Isramco, Inc.*	5	622
Adams Resources & Energy, Inc.	15	595
Vivint Solar, Inc.*	177	451
FuelCell Energy, Inc.*	224	392
Erin Energy Corp.*	113	345
Earthstone Energy, Inc.*	16	220
Total Energy		515,857
Utilities - 0.7%
IDACORP, Inc.	395	31,817
Portland General Electric Co.	698	30,244
WGL Holdings, Inc.	394	30,054
Southwest Gas Holdings, Inc.	370	28,349
ONE Gas, Inc.	407	26,032
ALLETE, Inc.	387	24,842
Black Hills Corp.	403	24,720
New Jersey Resources Corp.	670	23,785
Spire, Inc.	349	22,528
NorthWestern Corp.	380	21,611
PNM Resources, Inc.	624	21,403
South Jersey Industries, Inc.	623	20,989
Avista Corp.	494	19,755
MGE Energy, Inc.	273	17,827
Ormat Technologies, Inc.	304	16,300
El Paso Electric Co.	315	14,648
American States Water Co.	285	12,985
California Water Service Group	375	12,713
Northwest Natural Gas Co.	212	12,678
Otter Tail Corp.	296	12,077
Empire District Electric Co.	345	11,761
Atlantica Yield plc	459	8,882
Chesapeake Utilities Corp.	122	8,168
NRG Yield, Inc. — Class C	495	7,821
Dynegy, Inc.*	912	7,716
SJW Group	127	7,109
Middlesex Water Co.	124	5,325
Unitil Corp.	108	4,897
Connecticut Water Service, Inc.	85	4,747
NRG Yield, Inc. — Class A	273	4,193
York Water Co.	100	3,820
Atlantic Power Corp.*	952	2,380
Artesian Resources Corp. — Class A	60	1,916
Delta Natural Gas Company, Inc.	53	1,554
EnerNOC, Inc.*	209	1,254
Consolidated Water Company Ltd.	113	1,226
Spark Energy, Inc. — Class A1	38	1,151
Ameresco, Inc. — Class A*	166	913
Global Water Resources, Inc.	64	582
Genie Energy Ltd. — Class B*	100	575
Total Utilities		511,347
Diversified - 0.0%
HRG Group, Inc.*	926	14,409
Wins Finance Holdings, Inc.*	10	1,800
Total Diversified		16,209
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	236	6,948
Total Common Stocks
(Cost $14,115,310)		14,607,996

BENEFICIAL INTEREST UNITS††† - 0.0%
Ferroglobe Representation and Warranty Insurance Trust	252	–
Total Beneficial Interest Units
(Cost $–)		–

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	18	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	110	–
Tobira Therapeutics, Inc.
Expires 11/02/18	80	–

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
RIGHTS††† - 0.0% (continued)
Dyax Corp.
Expires 01/25/17	1,255	$–
Leap Wireless International, Inc.
Expires 03/06/17	1,031	–
Total Rights
(Cost $1,004)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 12.1%
Freddie Mac[2]
0.75% due 10/28/18	$3,000,000	1,991,170
0.75% due 04/26/19		999,041
0.75% due 10/28/19	1,000,000	996,135
Total Freddie Mac		3,986,346
Federal Farm Credit Bank[4]
0.92% due 09/12/18[5]	3,000,000	3,003,858
Federal Home Loan Bank[4]
1.00% due 01/12/18[3]	2,000,000	1,999,522
Total Federal Agency Notes
(Cost $8,999,241)		8,989,726

REPURCHASE AGREEMENT††,6 - 31.0%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[7]	22,964,558	22,964,558
Total Repurchase Agreement
(Cost $22,964,558)		22,964,558

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.5%
First American Government Obligations Fund - Class Z, 0.42%[10]	393,522	393,522
Total Securities Lending Collateral
(Cost $393,522)		393,522
Total Investments - 63.4%
(Cost $46,473,635)		$46,955,802
Other Assets & Liabilities, net - 36.6%		27,123,520
Total Net Assets - 100.0%		$74,079,322

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,004,330)	59	$(3,766)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 Russell 2000 Index Swap 0.23%[9], Terminating 01/03/17 (Notional Value $58,359,343)	43,002	$1,594,977
Barclays Bank plc January 2017 Russell 2000 Index Swap 0.57%[9], Terminating 01/31/17 (Notional Value $6,684,476)	4,925	(97,022)
Goldman Sachs International January 2017 Russell 2000 Index Swap 0.57%[9], Terminating 01/27/17 (Notional Value $65,531,956)	48,287	(102,626)
(Total Notional Value $130,575,775)		$1,395,329

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or portion of this security is on loan at December 31, 2016 — See Note 5.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Variable rate security. Rate indicated is rate effective at December 31, 2016.
6	Repurchase Agreement — See Note 4.
7	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
8	Securities lending collateral — See Note 5.
9	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
10	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Beneficial Interest Units	$—	$—	$—	$—	$—	$—
Common Stocks	14,607,996	—	—	—	—	14,607,996
Equity Index Swap Agreements	—	—	—	1,594,977	—	1,594,977
Federal Agency Notes	—	—	8,989,726	—	—	8,989,726
Repurchase Agreement	—	—	22,964,558	—	—	22,964,558
Rights	—	—	—	—	—	—
Securities Lending Collateral	393,522	—	—	—	—	393,522
Warrants	—	—	—	—	—	—
Total	$15,001,518	$—	$31,954,284	$1,594,977	$—	$48,550,779

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$3,766	$—	$—	$—	$3,766
Equity Index Swap Agreements	—	—	—	199,648	—	199,648
Total	$—	$3,766	$—	$199,648	$—	$203,414

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 82.2%
Consumer, Non-cyclical - 18.5%
Johnson & Johnson	16,972	$1,955,343
Procter & Gamble Co.	16,695	1,403,716
Pfizer, Inc.	37,859	1,229,660
Merck & Company, Inc.	17,201	1,012,623
Coca-Cola Co.	24,217	1,004,036
UnitedHealth Group, Inc.	5,938	950,317
PepsiCo, Inc.	8,947	936,125
Philip Morris International, Inc.	9,678	885,441
Altria Group, Inc.	12,168	822,800
Amgen, Inc.	4,641	678,562
AbbVie, Inc.	10,138	634,842
Medtronic plc	8,566	610,155
Bristol-Myers Squibb Co.	10,427	609,354
Gilead Sciences, Inc.	8,220	588,634
Celgene Corp.*	4,836	559,767
Allergan plc	2,340	491,423
Eli Lilly & Co.	6,061	445,787
Mondelez International, Inc. — Class A	9,636	427,165
Biogen, Inc.*	1,356	384,534
Colgate-Palmolive Co.	5,546	362,930
Abbott Laboratories	9,186	352,835
Thermo Fisher Scientific, Inc.	2,464	347,670
Kraft Heinz Co.	3,721	324,918
Danaher Corp.	3,798	295,636
Automatic Data Processing, Inc.	2,815	289,326
Reynolds American, Inc.	5,159	289,110
PayPal Holdings, Inc.*	7,001	276,330
Aetna, Inc.	2,189	271,458
Express Scripts Holding Co.*	3,847	264,635
Kimberly-Clark Corp.	2,234	254,944
Anthem, Inc.	1,644	236,358
Stryker Corp.	1,938	232,192
General Mills, Inc.	3,690	227,931
Becton Dickinson and Co.	1,325	219,354
Cigna Corp.	1,602	213,691
Kroger Co.	5,891	203,299
McKesson Corp.	1,410	198,035
Ecolab, Inc.	1,637	191,889
Humana, Inc.	930	189,748
Boston Scientific Corp.*	8,495	183,747
S&P Global, Inc.	1,617	173,892
Sysco Corp.	3,139	173,806
Regeneron Pharmaceuticals, Inc.*	471	172,899
Alexion Pharmaceuticals, Inc.*	1,398	171,045
Constellation Brands, Inc. — Class A	1,109	170,021
Zoetis, Inc.	3,081	164,926
Archer-Daniels-Midland Co.	3,590	163,884
Intuitive Surgical, Inc.*	241	152,835
Cardinal Health, Inc.	1,997	143,724
St. Jude Medical, Inc.	1,782	142,899
Baxter International, Inc.	3,054	135,414
HCA Holdings, Inc.*	1,823	134,939
Zimmer Biomet Holdings, Inc.	1,250	129,000
Edwards Lifesciences Corp.*	1,334	124,996
Illumina, Inc.*	917	117,413
Kellogg Co.	1,576	116,167
Vertex Pharmaceuticals, Inc.*	1,547	113,967
Monster Beverage Corp.*	2,529	112,136
Molson Coors Brewing Co. — Class B	1,150	111,907
Tyson Foods, Inc. — Class A	1,813	111,826
Mylan N.V.*	2,871	109,528
Estee Lauder Companies, Inc. — Class A	1,386	106,015
Dr Pepper Snapple Group, Inc.	1,146	103,908
CR Bard, Inc.	459	103,119
Conagra Brands, Inc.	2,595	102,632
Moody's Corp.w	1,038	97,852
Clorox Co.	803	96,376
JM Smucker Co.	726	92,972
Hershey Co.	870	89,984
Equifax, Inc.	747	88,318
Nielsen Holdings plc	2,096	87,927
Dentsply Sirona, Inc.	1,440	83,131
Laboratory Corporation of America Holdings*	642	82,419
AmerisourceBergen Corp. — Class A	1,044	81,630
Mead Johnson Nutrition Co. — Class A	1,152	81,516
Quest Diagnostics, Inc.	865	79,494
Verisk Analytics, Inc. — Class A*	972	78,897
Henry Schein, Inc.*	502	76,158
Perrigo Company plc	894	74,408
Campbell Soup Co.	1,209	73,108
Church & Dwight Company, Inc.	1,613	71,278
Hologic, Inc.*	1,735	69,608
Global Payments, Inc.	959	66,564
McCormick & Company, Inc.	713	66,544
Western Union Co.	3,024	65,681
DaVita, Inc.*	985	63,237
Cintas Corp.	536	61,940
Whole Foods Market, Inc.	1,987	61,120
Centene Corp.*	1,064	60,127
Universal Health Services, Inc. — Class B	559	59,466
Hormel Foods Corp.	1,684	58,620
United Rentals, Inc.*	525	55,430
Coty, Inc. — Class A	2,933	53,703
Cooper Companies, Inc.	304	53,179
Varian Medical Systems, Inc.*	583	52,342
Brown-Forman Corp. — Class B	1,137	51,074
Total System Services, Inc.	1,032	50,599
Envision Healthcare Corp.*	732	46,328
Robert Half International, Inc.	804	39,219
Avery Dennison Corp.	555	38,972
Mallinckrodt plc*	660	32,881
Quanta Services, Inc.*	943	32,864
H&R Block, Inc.	1,292	29,703
Patterson Companies, Inc.[1]	520	21,336
Endo International plc*	1,238	20,402
Total Consumer, Non-cyclical		26,965,625
Financial - 15.4%
Berkshire Hathaway, Inc. — Class B*	11,846	1,930,661

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Financial - 15.4% (continued)
JPMorgan Chase & Co.	22,324	$1,926,339
Wells Fargo & Co.	28,198	1,553,992
Bank of America Corp.	63,040	1,393,184
Citigroup, Inc.	17,780	1,056,665
Visa, Inc. — Class A	11,652	909,089
Mastercard, Inc. — Class A	5,938	613,099
Goldman Sachs Group, Inc.[1]	2,307	552,411
U.S. Bancorp	9,968	512,056
American International Group, Inc.	6,088	397,607
Chubb Ltd.	2,903	383,544
Morgan Stanley	8,996	380,081
MetLife, Inc.	6,858	369,578
American Express Co.	4,795	355,214
PNC Financial Services Group, Inc.	3,035	354,974
Simon Property Group, Inc.	1,960	348,233
Bank of New York Mellon Corp.	6,597	312,566
Charles Schwab Corp.	7,526	297,051
BlackRock, Inc. — Class A	758	288,448
American Tower Corp. — Class A	2,656	280,686
Prudential Financial, Inc.	2,683	279,193
Capital One Financial Corp.	3,009	262,505
CME Group, Inc. — Class A	2,117	244,196
BB&T Corp.	5,062	238,015
Marsh & McLennan Companies, Inc.	3,217	217,436
Travelers Companies, Inc.	1,772	216,928
Intercontinental Exchange, Inc.	3,716	209,657
Public Storage	930	207,856
Crown Castle International Corp.	2,249	195,146
Aon plc	1,641	183,021
Synchrony Financial	4,892	177,433
Discover Financial Services	2,461	177,413
Aflac, Inc.	2,546	177,202
State Street Corp.	2,262	175,803
Prologis, Inc.	3,298	174,101
Allstate Corp.	2,297	170,254
SunTrust Banks, Inc.	3,062	167,951
Equinix, Inc.	444	158,690
AvalonBay Communities, Inc.	857	151,817
Welltower, Inc.	2,262	151,395
M&T Bank Corp.	967	151,268
Equity Residential	2,281	146,805
Weyerhaeuser Co.	4,667	140,430
Ventas, Inc.	2,209	138,107
Progressive Corp.	3,621	128,546
Fifth Third Bancorp	4,714	127,137
KeyCorp	6,742	123,176
Boston Properties, Inc.	959	120,623
Northern Trust Corp.	1,328	118,258
T. Rowe Price Group, Inc.	1,518	114,245
Citizens Financial Group, Inc.	3,194	113,802
Hartford Financial Services Group, Inc.	2,357	112,311
Vornado Realty Trust	1,073	111,989
Regions Financial Corp.	7,680	110,285
Ameriprise Financial, Inc.	986	109,387
Willis Towers Watson plc	802	98,069
Digital Realty Trust, Inc.	991	97,376
Principal Financial Group, Inc.	1,668	96,510
Essex Property Trust, Inc.[1]	409	95,093
Lincoln National Corp.	1,426	94,501
Realty Income Corp.	1,613	92,715
General Growth Properties, Inc.	3,643	91,002
Huntington Bancshares, Inc.	6,768	89,473
Host Hotels & Resorts, Inc.	4,616	86,965
HCP, Inc.	2,916	86,664
Franklin Resources, Inc.	2,165	85,691
Alliance Data Systems Corp.	360	82,260
Loews Corp.	1,724	80,735
Invesco Ltd.	2,548	77,306
Comerica, Inc.	1,075	73,218
Cincinnati Financial Corp.	935	70,826
Mid-America Apartment Communities, Inc.	707	69,229
SL Green Realty Corp.	632	67,972
Kimco Realty Corp.	2,651	66,699
Federal Realty Investment Trust	448	63,665
Unum Group	1,448	63,611
XL Group Ltd.	1,678	62,522
UDR, Inc.	1,667	60,812
Extra Space Storage, Inc.	785	60,633
E*TRADE Financial Corp.*	1,708	59,182
CBRE Group, Inc. — Class A*	1,873	58,981
Arthur J Gallagher & Co.	1,110	57,676
Zions Bancorporation	1,271	54,704
Macerich Co.	753	53,343
Torchmark Corp.	688	50,747
Affiliated Managers Group, Inc.*	342	49,693
Iron Mountain, Inc.	1,528	49,629
Nasdaq, Inc.	711	47,722
Apartment Investment & Management Co. — Class A	979	44,496
People's United Financial, Inc.	1,943	37,616
Assurant, Inc.	356	33,058
Navient Corp.	1,891	31,069
Total Financial		22,559,322
Technology - 10.9%
Apple, Inc.	33,269	3,853,217
Microsoft Corp.	48,510	3,014,411
Intel Corp.	29,566	1,072,359
International Business Machines Corp.	5,399	896,179
Oracle Corp.	18,697	718,899
QUALCOMM, Inc.	9,214	600,753
Texas Instruments, Inc.	6,236	455,041
Accenture plc — Class A	3,870	453,293
Broadcom Ltd.	2,479	438,213
NVIDIA Corp.	3,362	358,860
Adobe Systems, Inc.*	3,102	319,351
salesforce.com, Inc.*	3,983	272,676
Hewlett Packard Enterprise Co.	10,394	240,517
Applied Materials, Inc.	6,743	217,597
Cognizant Technology Solutions Corp. — Class A*	3,785	212,074
Intuit, Inc.	1,521	174,322
HP, Inc.	10,674	158,402

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Technology - 10.9% (continued)
Fidelity National Information Services, Inc.	2,047	$154,836
Activision Blizzard, Inc.	4,266	154,045
Electronic Arts, Inc.*	1,883	148,305
Fiserv, Inc.*	1,354	143,903
Micron Technology, Inc.*	6,440	141,165
Analog Devices, Inc.	1,923	139,648
Paychex, Inc.	2,007	122,186
Western Digital Corp.	1,781	121,019
Lam Research Corp.	1,015	107,316
Xilinx, Inc.	1,575	95,083
Linear Technology Corp.	1,499	93,463
Autodesk, Inc.*	1,222	90,440
Cerner Corp.*	1,885	89,292
Citrix Systems, Inc.*	973	86,899
Microchip Technology, Inc.	1,348	86,474
Skyworks Solutions, Inc.	1,158	86,456
Red Hat, Inc.*	1,119	77,994
KLA-Tencor Corp.	974	76,634
Akamai Technologies, Inc.*	1,081	72,081
Seagate Technology plc	1,838	70,156
CA, Inc.	1,954	62,079
NetApp, Inc.	1,718	60,594
Xerox Corp.	5,313	46,382
Qorvo, Inc.*	797	42,026
CSRA, Inc.	907	28,879
Dun & Bradstreet Corp.	229	27,782
Teradata Corp.*	810	22,008
Pitney Bowes, Inc.	1,159	17,605
Total Technology		15,920,914
Communications - 10.9%
Amazon.com, Inc.*	2,461	1,845,430
Facebook, Inc. — Class A*	14,605	1,680,305
AT&T, Inc.	38,311	1,629,366
Alphabet, Inc. — Class A*	1,847	1,463,655
Alphabet, Inc. — Class C*	1,852	1,429,411
Verizon Communications, Inc.	25,433	1,357,614
Comcast Corp. — Class A	14,869	1,026,704
Walt Disney Co.	9,134	951,945
Cisco Systems, Inc.	31,318	946,430
Time Warner, Inc.	4,811	464,406
Priceline Group, Inc.*	308	451,547
Charter Communications, Inc. — Class A*	1,351	388,980
Netflix, Inc.*	2,678	331,536
Yahoo!, Inc.*	5,477	211,796
eBay, Inc.*	6,487	192,599
Twenty-First Century Fox, Inc. — Class A	6,606	185,232
CBS Corp. — Class B	2,446	155,615
Omnicom Group, Inc.	1,471	125,196
Level 3 Communications, Inc.*	1,819	102,519
Symantec Corp.	3,889	92,908
Motorola Solutions, Inc.	1,035	85,791
Expedia, Inc.	753	85,300
Twenty-First Century Fox, Inc. — Class B	3,039	82,813
CenturyLink, Inc.	3,411	81,114
Viacom, Inc. — Class B	2,166	76,027
Juniper Networks, Inc.	2,373	67,061
F5 Networks, Inc.*	408	59,046
Interpublic Group of Companies, Inc.	2,477	57,987
VeriSign, Inc.*	568	43,208
Scripps Networks Interactive, Inc. — Class A	594	42,394
Discovery Communications, Inc. — Class C*	1,376	36,849
TripAdvisor, Inc.*	712	33,015
TEGNA, Inc.	1,336	28,577
News Corp. — Class A	2,383	27,309
Discovery Communications, Inc. — Class A*	947	25,957
Frontier Communications Corp.[1]	7,319	24,738
News Corp. — Class B	747	8,815
Total Communications		15,899,195
Industrial - 8.2%
General Electric Co.	55,189	1,743,973
3M Co.	3,753	670,173
Boeing Co.	3,581	557,490
Honeywell International, Inc.	4,755	550,867
Union Pacific Corp.	5,142	533,123
United Technologies Corp.	4,777	523,655
United Parcel Service, Inc. — Class B	4,301	493,066
Lockheed Martin Corp.	1,571	392,656
Caterpillar, Inc.[1]	3,649	338,408
General Dynamics Corp.	1,786	308,371
FedEx Corp.	1,524	283,769
Raytheon Co.	1,832	260,144
Northrop Grumman Corp.	1,100	255,838
Illinois Tool Works, Inc.	1,971	241,369
Johnson Controls International plc	5,844	240,714
Emerson Electric Co.	4,010	223,558
CSX Corp.	5,843	209,939
Norfolk Southern Corp.	1,821	196,795
Eaton Corp. plc	2,818	189,060
Deere & Co.	1,805	185,987
Waste Management, Inc.	2,536	179,828
TE Connectivity Ltd.	2,216	153,524
Corning, Inc.	5,935	144,043
Cummins, Inc.	962	131,477
Amphenol Corp. — Class A	1,924	129,293
Ingersoll-Rand plc	1,612	120,964
Parker-Hannifin Corp.	832	116,480
Roper Technologies, Inc.	633	115,890
Stanley Black & Decker, Inc.	940	107,808
Rockwell Automation, Inc.	799	107,386
Vulcan Materials Co.	825	103,249
Fortive Corp.	1,876	100,610
Agilent Technologies, Inc.	2,023	92,168
Martin Marietta Materials, Inc.	396	87,726
Republic Services, Inc. — Class A	1,441	82,209
Ball Corp.	1,091	81,901
Textron, Inc.	1,686	81,872
WestRock Co.	1,566	79,506

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Industrial - 8.2% (continued)
Harris Corp.	775	$79,414
TransDigm Group, Inc.	313	77,924
Rockwell Collins, Inc.	813	75,414
L-3 Communications Holdings, Inc.	482	73,317
Dover Corp.	969	72,607
AMETEK, Inc.	1,444	70,178
Mettler-Toledo International, Inc.*,1	163	68,225
Waters Corp.*	503	67,599
Masco Corp.	2,048	64,758
CH Robinson Worldwide, Inc.	883	64,689
Acuity Brands, Inc.	274	63,256
Snap-on, Inc.	362	62,000
Expeditors International of Washington, Inc.	1,125	59,580
Pentair plc	1,043	58,481
Kansas City Southern	671	56,934
Xylem, Inc.	1,118	55,363
Sealed Air Corp.	1,206	54,680
J.B. Hunt Transport Services, Inc.	546	53,000
Fortune Brands Home & Security, Inc.	963	51,482
Arconic, Inc.	2,736	50,725
Fluor Corp.	869	45,640
Jacobs Engineering Group, Inc.*	753	42,921
Stericycle, Inc.*	531	40,908
Flowserve Corp.	814	39,113
Allegion plc	598	38,272
PerkinElmer, Inc.	683	35,618
Garmin Ltd.	717	34,767
FLIR Systems, Inc.	849	30,725
Ryder System, Inc.	334	24,863
Total Industrial		12,027,342
Consumer, Cyclical - 7.6%
Home Depot, Inc.	7,600	1,019,008
Wal-Mart Stores, Inc.	9,395	649,382
McDonald's Corp.	5,181	630,631
CVS Health Corp.	6,653	524,988
Starbucks Corp.	9,079	504,066
Walgreens Boots Alliance, Inc.	5,339	441,856
Costco Wholesale Corp.	2,727	436,620
NIKE, Inc. — Class B	8,337	423,770
Lowe's Companies, Inc.	5,425	385,826
TJX Companies, Inc.	4,067	305,554
General Motors Co.	8,653	301,471
Ford Motor Co.	24,348	295,341
Target Corp.	3,504	253,094
Delta Air Lines, Inc.	4,594	225,978
Southwest Airlines Co.	3,840	191,386
Marriott International, Inc. — Class A	1,998	165,194
O'Reilly Automotive, Inc.*	589	163,984
Ross Stores, Inc.	2,473	162,230
American Airlines Group, Inc.	3,233	150,949
AutoZone, Inc.*,1	180	142,162
PACCAR, Inc.	2,187	139,749
Yum! Brands, Inc.	2,175	137,743
Carnival Corp.	2,616	136,189
Newell Brands, Inc.	3,009	134,352
United Continental Holdings, Inc.*	1,801	131,257
Dollar General Corp.	1,585	117,401
Delphi Automotive plc	1,690	113,821
Dollar Tree, Inc.*	1,473	113,686
VF Corp.	2,064	110,115
L Brands, Inc.	1,498	98,628
Ulta Salon Cosmetics & Fragrance, Inc.*	366	93,308
Genuine Parts Co.	928	88,661
Royal Caribbean Cruises Ltd.	1,044	85,650
Whirlpool Corp.	469	85,250
Fastenal Co.	1,803	84,706
WW Grainger, Inc.	341	79,197
Mohawk Industries, Inc.*	393	78,474
Advance Auto Parts, Inc.	459	77,626
CarMax, Inc.*	1,187	76,430
Best Buy Co., Inc.	1,703	72,667
Chipotle Mexican Grill, Inc. — Class A*	181	68,295
Macy's, Inc.	1,906	68,254
Alaska Air Group, Inc.	769	68,233
Harley-Davidson, Inc.	1,102	64,291
Tractor Supply Co.	819	62,088
Coach, Inc.	1,749	61,250
Foot Locker, Inc.	844	59,831
LKQ Corp.*	1,919	58,817
Mattel, Inc.	2,134	58,792
DR Horton, Inc.	2,117	57,857
Darden Restaurants, Inc.	768	55,849
Hasbro, Inc.	700	54,453
Kohl's Corp.	1,100	54,318
Lennar Corp. — Class A	1,226	52,632
Tiffany & Co.	668	51,723
Wyndham Worldwide Corp.	672	51,321
Hanesbrands, Inc.	2,358	50,862
Goodyear Tire & Rubber Co.	1,629	50,287
BorgWarner, Inc.	1,249	49,261
Harman International Industries, Inc.	435	48,355
PVH Corp.	494	44,579
Michael Kors Holdings Ltd.*	1,024	44,012
Wynn Resorts Ltd.	495	42,822
Signet Jewelers Ltd.	434	40,909
Leggett & Platt, Inc.	834	40,766
Bed Bath & Beyond, Inc.	945	38,405
Staples, Inc.	4,059	36,734
Nordstrom, Inc.[1]	724	34,701
PulteGroup, Inc.	1,857	34,132
Under Armour, Inc. — Class A*,1	1,146	33,291
Ralph Lauren Corp. — Class A	351	31,702
The Gap, Inc.	1,369	30,720
Under Armour, Inc. — Class C*	1,153	29,021
AutoNation, Inc.*	410	19,947
Urban Outfitters, Inc.*	551	15,692
Total Consumer, Cyclical		11,092,602
Energy - 6.2%
Exxon Mobil Corp.	25,868	2,334,846
Chevron Corp.	11,778	1,386,271

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
COMMON STOCKS† - 82.2% (continued)
Energy - 6.2% (continued)
Schlumberger Ltd.	8,680	$728,686
ConocoPhillips	7,730	387,581
EOG Resources, Inc.	3,595	363,454
Occidental Petroleum Corp.	4,768	339,624
Halliburton Co.	5,393	291,707
Kinder Morgan, Inc.	11,978	248,064
Anadarko Petroleum Corp.	3,486	243,079
Phillips 66	2,762	238,664
Valero Energy Corp.	2,823	192,867
Pioneer Natural Resources Co.	1,059	190,694
Spectra Energy Corp.	4,377	179,851
Baker Hughes, Inc.	2,636	171,261
Marathon Petroleum Corp.	3,293	165,803
Apache Corp.	2,366	150,170
Devon Energy Corp.	3,267	149,204
Williams Companies, Inc.	4,263	132,750
Concho Resources, Inc.*	911	120,799
Hess Corp.	1,664	103,651
Noble Energy, Inc.	2,675	101,811
Marathon Oil Corp.	5,286	91,501
National Oilwell Varco, Inc.	2,356	88,209
Cimarex Energy Co.	592	80,453
ONEOK, Inc.	1,313	75,379
Equities Corp.	1,078	70,501
Cabot Oil & Gas Corp. — Class A	2,902	67,791
Tesoro Corp.	729	63,751
Helmerich & Payne, Inc.[1]	675	52,245
FMC Technologies, Inc.*	1,408	50,026
Newfield Exploration Co.*	1,230	49,815
Range Resources Corp.	1,171	40,236
Transocean Ltd.*,1	2,429	35,803
Southwestern Energy Co.*	3,062	33,131
Chesapeake Energy Corp.*	4,650	32,643
Murphy Oil Corp.	1,010	31,441
First Solar, Inc.*,1	486	15,596
Total Energy		9,099,358
Utilities - 2.6%
NextEra Energy, Inc.	2,915	348,225
Duke Energy Corp.	4,298	333,611
Southern Co.	6,114	300,748
Dominion Resources, Inc.	3,910	299,467
Exelon Corp.	5,759	204,387
American Electric Power Company, Inc.	3,068	193,161
PG&E Corp.	3,154	191,669
Sempra Energy	1,559	156,898
Edison International	2,033	146,356
PPL Corp.	4,239	144,338
Consolidated Edison, Inc.	1,901	140,066
Public Service Enterprise Group, Inc.	3,156	138,485
Xcel Energy, Inc.	3,169	128,978
WEC Energy Group, Inc.	1,969	115,482
DTE Energy Co.	1,119	110,233
Eversource Energy	1,979	109,300
FirstEnergy Corp.	2,655	82,225
Entergy Corp.	1,118	82,139
American Water Works Co., Inc.	1,110	80,320
Ameren Corp.	1,514	79,424
CMS Energy Corp.	1,740	72,419
CenterPoint Energy, Inc.	2,686	66,183
SCANA Corp.	891	65,292
Pinnacle West Capital Corp.	694	54,153
Alliant Energy Corp.	1,419	53,766
AES Corp.	4,112	47,781
NiSource, Inc.	2,013	44,568
NRG Energy, Inc.	1,968	24,128
Total Utilities		3,813,802
Basic Materials - 1.9%
Dow Chemical Co.	6,996	400,311
EI du Pont de Nemours & Co.	5,423	398,048
Monsanto Co.	2,733	287,539
Praxair, Inc.	1,781	208,715
Air Products & Chemicals, Inc.	1,355	194,876
LyondellBasell Industries N.V. — Class A	2,085	178,851
PPG Industries, Inc.	1,647	156,070
International Paper Co.	2,566	136,152
Sherwin-Williams Co.	504	135,445
Nucor Corp.	1,987	118,266
Newmont Mining Corp.	3,310	112,772
Freeport-McMoRan, Inc.*	7,815	103,080
Eastman Chemical Co.	915	68,817
Mosaic Co.	2,185	64,086
Albemarle Corp.	702	60,428
International Flavors & Fragrances, Inc.	494	58,208
FMC Corp.	835	47,228
CF Industries Holdings, Inc.	1,454	45,772
Total Basic Materials		2,774,664
Diversified - 0.0%
Leucadia National Corp.	2,020	46,965
Total Common Stocks
(Cost $114,191,451)		120,199,789

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bill
0.30% due 01/05/17[2,5]	$500,000	499,990
0.46% due 01/12/17[2,3]	500,000	499,950
Total U.S. Treasury Bills
(Cost $999,910)		999,940

REPURCHASE AGREEMENT††,4 - 12.8%
HSBC Securities, Inc. issued 12/30/16 at 0.28% due 01/03/17[5]	18,641,643	18,641,643
Total Repurchase Agreement
(Cost $18,641,643)		18,641,643

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.3%
First American Government Obligations Fund - Class Z, 0.42%[8]	411,417	$411,417
Total Securities Lending Collateral
(Cost $411,417)		411,417
Total Investments - 96.0%
(Cost $134,244,421)		$140,252,789
Other Assets & Liabilities, net - 4.0%		5,820,917
Total Net Assets - 100.0%		$146,073,706

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,012,400)	18	$(2,865)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas January 2017 S&P 500 Index Swap 0.88%[7], Terminating 01/03/17 (Notional Value $50,444,476)	22,532	$(176,725)
Barclays Bank plc January 2017 S&P 500 Index Swap 1.07%[7], Terminating 01/31/17 (Notional Value $70,526,890)	31,502	(552,271)
Goldman Sachs International January 2017 S&P 500 Index Swap 1.22%[7], Terminating 01/27/17 (Notional Value $49,329,440)	22,034	(648,227)
(Total Notional Value $170,300,806)		$(1,377,223)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at December 31, 2016 — See Note 5.
2	Zero coupon rate security. Rate indicated is the effective yield at the time of purchases.
3	All or a portion of this security is pledged as futures collateral at December 31, 2016.
4	Repurchase Agreement — See Note 4.
5	All or a portion of this security is pledged as equity index swap collateral at December 31, 2016.
6	Securities lending collateral — See Note 5.
7	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at December 31, 2016.
8	Rate indicated is the 7 day yield as of December 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$120,199,789	$—	$—	$—	$—	$120,199,789
Repurchase Agreement	—	—	18,641,643	—	—	18,641,643
Securities Lending Collateral	411,417	—	—	—	—	411,417
U.S. Treasury Bills	—	—	999,940	—	—	999,940
Total	$120,611,206	$—	$19,641,583	$—	$—	$140,252,789

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,865	$—	$—	$—	$2,865
Equity Index Swap Agreements	—	—	—	1,377,223	—	1,377,223
Total	$—	$2,865	$—	$1,377,223	$—	$1,380,088

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended December 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund and S&P 500® 2x Strategy Fund (the “Funds”), each a non-diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the December 31, 2016, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$2,674,415	$–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	1,626,300
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	2,125,356
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	1,096,850
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	268,234
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	26,004,098	–
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,841,305	–
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,658,903	–

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$38,617,564	$–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	21,404,690
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	52,573,821
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	46,844,786
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	95,367,542
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	316,325,019	–
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	63,540,365	–
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	153,564,482	–

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.28%			0.00%
Due 01/03/17	$95,825,298	$95,828,279	11/15/27	$130,806,100	$97,741,937

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreements is overnight and continuous.

At December 31, 2016, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Dow 2x Strategy Fund	$305,022	$313,277
NASDAQ-100® 2x Strategy Fund	1,646,688	1,715,732
Russell 2000® 2x Strategy Fund	379,561	393,522
S&P 500® 2x Strategy Fund	400,249	411,417

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Dow 2x Strategy Fund	$34,215,764	$1,205,353	$(205,270)	$1,000,083
Inverse Dow 2x Strategy Fund	10,833,228	4,459	-	4,459
Inverse NASDAQ-100® 2x Strategy Fund	16,895,629	3,265	(5,748)	(2,483)
Inverse Russell 2000® 2x Strategy Fund	13,228,508	5,089	(4,233)	856
Inverse S&P 500® 2x Strategy Fund	34,761,381	12,244	(16,543)	(4,299)
NASDAQ-100® 2x Strategy Fund	268,602,140	13,856,889	(4,654,459)	9,202,430
Russell 2000® 2x Strategy Fund	47,679,487	-	(723,685)	(723,685)
S&P 500® 2x Strategy Fund	140,658,754	761,722	(1,167,687)	(405,965)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 24, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	February 24, 2017

*	Print the name and title of each signing officer under his or her signature.